As filed with the U.S. Securities and Exchange Commission on March 26, 2026
File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	597	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	600	[X]
EA Series Trust
(Exact Name of Registrant as Specified in Charter)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of Principal Executive Offices, Zip Code)
(215) 330-4476
(Registrant’s Telephone Number, including Area Code)
 Michael D. Barolsky
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and Address of Agent for Service)
 Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

 It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 31, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ________________ pursuant to paragraph (a)(2) of Rule 485.
 If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SARMAYA THEMATIC ETF

Ticker Symbol: LENS

Listed on Cboe BZX Exchange, Inc.

Prospectus

March 31, 2026

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SARMAYA THEMATIC ETF
Fund Summary
INVESTMENT OBJECTIVE
The Sarmaya Thematic ETF (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.04%
Total Annual Fund Operating Expenses[1]	0.79%
1 “Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years
$81	$252	$439	$978
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 28, 2025 (commencement of operations) to November 30, 2025, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that will invest primarily in domestic and foreign equity securities of companies considered by Sarmaya Partners, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), to reflect an emerging or prevailing market theme. The Sub-Adviser defines “emerging or prevailing market theme” as market sectors, asset classes, or regions that are believed to be poised for future growth through the market cycle (i.e, the period of time between two major lows for a market).
The Sub-Adviser’s investment process is macro-focused, looking to generate value through its active management of the Fund’s portfolio across various emerging or prevailing market themes. The Sub-Adviser believes these market themes typically result from major macroeconomic shifts, new secular regimes (i.e., a new secular trend driven by fundamental changes in the economy), or eras of innovation and are typically born in areas of the market that have been underappreciated or ignored for a prolonged period, likely because of a structural consolidation from a prior theme high (i.e., the period that follows a market theme downtrend where companies begin to show signs of recovery). For example, the emerging and prevailing market theme during the 1990s involved the significant outperformance in technology/internet related companies.
The Sub-Adviser’s investment process begins by using proprietary analysis to identify an emerging or prevailing market theme using the macroeconomic and market framework of valuations, future growth prospects, economic growth outlook, monetary and fiscal policy outlook, and inflation or disinflation outlook. The Sub-Adviser generally expects a market theme to last approximately five to ten years. These themes are developed and driven by the direction and impact of the business cycle (i.e., the increase and decrease of economic activity over time), market, macroeconomic monetary and fiscal policy, and inflation or
1

disinflationary forces. Based on the Sub-Adviser’s assessment of market conditions, the market themes will change over time, resulting in potentially significant shifts in the Fund’s portfolio holdings/allocations.
Once the macro investment theme has been identified, the Sub-Adviser then seeks to determine what, if any, sub-themes exist that have the potential to benefit from the macro theme. Companies identified by the Sub-Adviser as being economically involved in the macro theme and any correlated sub-themes will be evaluated for potential investment.
The Sub-Adviser will apply traditional fundamental analysis to identify companies operating within these themes that it believes are positioned to perform well. This process involves a review of several factors, including, but not limited to, a company’s price-to-earnings ratio, earnings per share, profit margin, return on equity, relative value to peers, and debt-equity ratio, and is designed to identify companies that are trading below their intrinsic value (i.e., the company’s value as determined by the Sub-Adviser) and/or may be currently out of favor with investors. The Sub-Adviser also searches for companies within these themes that offer earnings growth, opportunity for price/earnings multiple expansion, and the best combination of quality criteria such as strong market share, good management, high barriers to entry, and high return on capital.
When selecting investments for the Fund, the Sub-Adviser seeks to balance the Fund’s exposure to the largest, highest quality companies (i.e., low beta stocks) with the smaller, higher beta companies believed to offer strong return potential. Beta is a measure of a company’s volatility relative to the market. High beta stocks are generally considered to be riskier than low beta stocks.
The Sub-Adviser will seek to identify 35 - 45 holdings for the Fund, which may include investments in other exchange-traded products (“ETPs”) that provide either exposure to the desired asset class, sector, region and/or country or provide a potential hedge against certain market risks (e.g., inflation) identified by the Sub-Adviser. The Fund’s investments in ETPs may include ETFs, exchange-traded commodity trusts, and exchange-traded notes (“ETNs”). The Fund’s portfolio generally will consist of domestic and foreign, including emerging market, equity securities across all market capitalizations (small, mid, and large) and ETPs that provide such exposure.
The Sub-Adviser expects the Fund’s exposure to commodities will be through investments in other ETPs. The Sub-Adviser’s investment selection criteria for other ETPs includes a review of its structure, relative performance among its peer group and the broader market (e.g., the S&P 500 Index), total operating expense ratio, assets under management, and liquidity. For more information on the Fund’s investments in ETPs, please see the section - ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. The Fund’s investments in foreign equity securities will be through depositary receipts (e.g., American Depositary Receipts (ADRs)) and/or ETFs that provide the desired foreign equity exposure. The Fund has no limit on the amount of assets it may invest in foreign securities. The decision to invest in a foreign security will be based on the Sub-Adviser’s investment analysis, as described above.
At times, the Fund may take short positions in one or more asset classes, sectors, or regions through its investment in inverse ETFs. For example, the Sub-Adviser may invest in inverse ETFs when it believes one or more asset classes, sectors, or regions are out of favor to gain short exposure to such asset class, sector, or region. The Fund will not short securities directly or invest in leveraged inverse ETFs.
While it is anticipated that the Fund will invest across various industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities within the macro and correlated sub-themes. The Sub-Adviser generally seeks to sell an investment when it believes that the investment’s value has been fully reflected in a higher valuation by the market or when a negative fundamental development occurs at the company, sector, or regional level that could impact future growth. In addition, when the Sub-Adviser’s macro view of the market begins to change it will begin repositioning the Fund’s portfolio to the next emerging or prevailing market theme.
Because the Fund intends to operate as a “non-diversified” fund, that means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile
2

and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Thematic Risk. The Fund’s Sub-Adviser employs a “thematic” style of investing which means the Fund will invest primarily in securities of issuers that are considered economically involved with the macro and correlated themes. In that case, the Fund may forego some market opportunities available to funds that do not follow the particular themes established by the Sub-Adviser. Companies operating within Sub-Adviser’s selected investment theme may be out of favor in particular market cycles and perform less well than the market as a whole.
Commodities Risk. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject an ETF’s/ETP’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of an ETF/ETP in varying ways, and different factors may cause the value and the volatility of an ETF/ETP to move in inconsistent directions at inconsistent rates.
Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that the Fund invests in a commodity ETF, the Fund may be subject to duplicative advisory and administrative fees.
3

Commodity ETFs are publicly traded partnerships, not regulated investment companies. Because of the 25% limit on ownership of publicly traded partnerships, the Fund will have to monitor its holdings in commodity ETFs so that such holdings will not constitute 25% of its assets at the close of any quarter.
Commodities Tax Risk. In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code, it must derive at least 90% of its gross income each taxable year from “qualifying income”. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. If the IRS publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategies in order to qualify as a RIC under the Internal Revenue Code.
Metals and Mining Companies Risk. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.
Gold Risk. The Fund may, from time to time, invest in underlying exchange-traded products that, in turn, invest primarily in physical gold. Investments in gold are subject to following risks: the price of gold may be volatile, fluctuating substantially over short periods of time; the market for gold or other precious metals is relatively limited; the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and the market for gold and other precious metals is unregulated. Furthermore, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected.
Allocation Risk. The Fund’s performance and risks depend in part on the Sub-Adviser’s skill in selecting and weighting the Fund’s investments. The Sub-Adviser’s evaluations and assumptions regarding the Fund’s exposure to common stocks and/or ETFs, domestic and/or international markets, may differ from actual market conditions.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs (affiliated and non-affiliated), the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee table above as “Acquired Fund Fees and Expenses.”
Inverse ETF Risk. Inverse ETFs expose the Fund to all of the risks that traditional ETFs present (see “Risks of Investing in Other ETFs” above). Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying index. Inverse ETFs rely to some degree on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these ETFs. Further, investments in inverse ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying index as intended. Inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
Exchange-Traded Notes Risk. ETNs are unsecured, unsubordinated debt securities and an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.
Debt Securities Risks.
•Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
•Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund
4

may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.
•Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as favorable a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism, and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may
5

deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.
The profitability of oil and gas companies is related to worldwide energy prices, exploration costs, and production spending. Oil and gas companies may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Oil and gas companies may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Oil and gas companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.
•Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
•Materials Sector Risk. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the
6

portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
New Sub-Adviser Risk. The Sub-Adviser has limited experience managing ETFs, which may limit the Sub-Adviser’s effectiveness. However, the Fund’s portfolio manager does have prior experience managing ETFs, which may alleviate this risk.
New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at https://sarmayaetf.com/ or by calling the Fund at (215) 330-4476.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	Sarmaya Partners, LLC
PORTFOLIO MANAGER
Wasif Latif, President and Chief Investment Officer of the Sub-Adviser, is the portfolio manager and the person primarily responsible for the day-to-day management of the Fund.
PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is to seek to achieve long-term capital appreciation.
The Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.
The Fund is an actively managed ETF that will invest primarily in domestic and foreign equity securities of companies considered by the Sub-Adviser to reflect an emerging or prevailing market theme. The Sub-Adviser defines “emerging or prevailing market theme” as market sectors, asset classes, or regions that are believed to be poised for future growth through the market cycle (i.e, the period of time between two major lows for a market).
7

The Sub-Adviser’s investment process is macro-focused, looking to generate value through its active management of the Fund’s portfolio across various emerging or prevailing market themes. The Sub-Adviser believes these market themes typically result from major macroeconomic shifts, new secular regimes, or eras of innovation and are typically born in areas of the market that have been underappreciated or ignored for a prolonged period, likely because of a structural consolidation from a prior theme high. Examples of such themes include high inflation in the 1970s, which led to a period of outperformance of gold and oil-related investments; a period of outperformance by Japanese-related investments in the 1980s; and a period of significant outperformance in technology/internet-related companies in the 1990s. The emerging or prevailing market themes will change over time based on the Sub-Adviser’s assessment of market conditions. The Sub-Adviser generally expects a market theme to last approximately five to ten years.
The Fund may invest globally in any asset class or security and may at times have significant exposure to a single asset class. The Fund’s investments may include exchange-traded products that provide the desired investment exposures. The Fund may focus its investments in particular asset classes, sectors, regions, or countries, and in companies of any market capitalization, which allocations may change over time.
Exchange-Traded Products. The Fund may invest in one or more types of ETPs, which may include ETFs, exchange-traded commodity trusts, and ETNs.
Generally, the Fund’s investment in an ETP will subject the Fund to all of the risks associated with the assets or holdings of such ETP, as well as the general risks of investing in an ETP. For example, the Fund may invest in new ETPs or ETPs that have not yet established a deep trading market at the time of investment. Shares of such ETPs may experience limited trading volume and less liquidity, which may increase the spread (the difference between bid price and ask price) associated with the ETP’s share price. In addition, the market price of ETP shares may be more (i.e., a premium) or less (i.e., a discount) than the net asset value of the ETP shares and may not correlate to the market price of the ETP’s reference asset.
Exchange-Traded Funds. The Fund may invest in ETFs. ETFs are investment companies regulated pursuant to the 1940 Act and registered with the SEC that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). When the Fund invests in an ETF it indirectly bears the fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs also are subject to brokerage and other trading costs that could result in greater expenses for the Fund.
Exchange-Traded Commodity Trusts. The Fund may invest in exchange-traded commodity trusts. An exchange-traded commodity trust is a pooled investment vehicle that invests in physical commodities or commodity futures, and issues shares that trade on a securities exchange at a discount or premium to the value of the trust’s holdings. Investments in exchange-traded commodity trusts also are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Exchange-traded commodity trusts are not investment companies registered under the 1940 Act. As a result, in connection with any such investments, the Fund will not have the protections associated with ownership of shares in an investment company registered under the 1940 Act. Exchange-traded commodity trusts generally are registered with the CFTC and subject to regulation pursuant to the CEA. Direct investments in exchange-traded commodity trusts, like investments in other commodities, may increase the risk that the Fund may not qualify as RIC under the Code. If the Fund fails to qualify as a RIC, the Fund will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to its shareholders.
Exchange-Traded Notes. The Fund may invest in ETNs. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.
Temporary Defensive Positions. From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In those instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed income securities; repurchase agreements; commercial paper; cash equivalents; and exchange-traded investment vehicles that principally invest in the foregoing instruments. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.
8

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of the Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above.
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.
Thematic Risk. The Fund’s Sub-Adviser employs a “thematic” style of investing which means the Fund will invest primarily in securities of issuers that are considered economically involved with the macro and correlated themes. In that case, the Fund may forego some market opportunities available to funds that do not follow the particular themes established by the Sub-Adviser. Companies operating within Sub-Adviser’s selected investment theme may be out of favor in particular market cycles and perform less well than the market as a whole.
Commodities Risk. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject an ETF’s/ETP’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of an ETF/ETP in varying ways, and different factors may cause the value and the volatility of an ETF/ETP to move in inconsistent directions at inconsistent rates.
9

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that the Fund invests in a commodity ETF, the Fund may be subject to duplicative advisory and administrative fees.
Commodity ETFs are publicly traded partnerships, not regulated investment companies. Because of the 25% limit on ownership of publicly traded partnerships, the Fund will have to monitor its holdings in commodity ETFs so that such holdings will not constitute 25% of its assets at the close of any quarter.
Commodities Tax Risk. In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code, it must derive at least 90% of its gross income each taxable year from “qualifying income”. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. If the IRS publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change their investment strategies in order to qualify as a RIC under the Internal Revenue Code.
Metals and Mining Companies Risk. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.
Gold Risk. The Fund may, from time to time, invest in underlying exchange-traded products that, in turn, invest primarily in physical gold. Investments in gold are subject to following risks: the price of gold may be volatile, fluctuating substantially over short periods of time; the market for gold or other precious metals is relatively limited; the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and the market for gold and other precious metals is unregulated. Furthermore, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected.
Allocation Risk. The Fund’s performance and risks depend in part on the Sub-Adviser’s skill in selecting and weighting the Fund’s investments. The Sub-Adviser’s evaluations and assumptions regarding the Fund’s exposure to common stocks and/or ETFs, domestic and/or international markets, may differ from actual market conditions.
Inverse ETF Risk. Inverse ETFs expose the Fund to all of the risks that traditional ETFs present (see “Risks of Investing in Other ETFs” above). Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying index. Inverse ETFs rely to some degree on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these ETFs. Further, investments in inverse ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying index as intended. Inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
Exchange-Traded Notes Risk. ETNs are unsecured, unsubordinated debt securities and an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.
10

Debt Securities Risks.
•Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
•Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.
•Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as favorable a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism, and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.
11

ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.
The profitability of oil and gas companies is related to worldwide energy prices, exploration costs, and production spending. Oil and gas companies may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Oil and gas companies may be adversely affected by natural disasters or other
12

catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Oil and gas companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.
•Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
•Materials Sector Risk. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
New Sub-Adviser Risk. The Sub-Adviser has limited experience managing ETFs, which may limit the Sub-Adviser’s effectiveness. However, the Fund’s portfolio manager does have prior experience managing ETFs, which may alleviate this risk.
New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Fund’s investment adviser (the “Adviser”). The Adviser is located at 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Fund, other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser selects the Fund’s sub-adviser and oversees the sub-adviser’s management of the Fund. The Adviser is responsible for overseeing the management and business affairs of the Fund, and has discretion to purchase and sell securities in accordance with the Fund’s objectives, policies and restrictions. The Adviser continuously reviews, supervises and administers the Fund’s investment programs pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser is entitled to receive the following Advisory Fee: 0.75% (annual rate as a percentage of average daily net assets).
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.
The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser,
13

and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned. The Adviser retains the authority, pursuant to the terms of the investment sub-advisory agreement, to exercise its right to control the overall management of the Fund’s assets.
Investment Sub-Adviser
The Adviser has retained Sarmaya Partners, LLC an investment adviser registered with the SEC, to provide sub-advisory services for the Fund. The Sub-Adviser is organized as a Delaware limited liability company with its principal office located at 6002 Camp Bullis Road, Suite 201, San Antonio, Texas 78257, and was founded in January 2024. The Sub-Adviser offers investment management services to a private investment fund. The Sub-Adviser is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.
The Sub-Adviser is not responsible for selecting brokers or placing the Fund’s trades. Rather, the Sub-Adviser provides trade recommendations to the Adviser and, in turn, the Adviser is responsible for selecting brokers and placing the Fund’s trades. It is anticipated that the Adviser will generally adhere to the Sub-Adviser’s recommendations.
For its services, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as follows: 0.38% (annual rate as a percentage of average daily net assets).
Fund Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is also the sponsor of the Fund (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to the Fund (as described below) and, in turn, the Adviser has agreed to share with the Fund Sponsor a portion of profits, if any, generated by the Fund’s Advisory Fee (also as described below). Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.
If the amount of the unitary management fee exceeds the Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived.
If the amount of the unitary management fee is less than the Fund’s operating expenses and the Adviser-retained amount, Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between the Adviser and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay the Adviser a fee and reimburse the Adviser for certain Fund operating expenses it paid pursuant to the Advisory Agreement.
AGREEMENTS
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund is available in the Fund’s Semi-Annual Report dated May 31, 2025.
Manager of Managers Structure
The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval, but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring, to the extent the Fund is relying on the Order. The Order provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.
To the extent the Fund relies on the Order, the Fund’s use of the Manager of Managers Structure is subject to certain conditions that are set forth in the Order. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and approval of the Board, set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.
PORTFOLIO MANAGER
Mr. Wasif Latif is a Co-Founder, President and Chief Investment Officer of Sarmaya Partners, LLC, the Sub-Adviser to the Fund. Prior to founding Sarmaya in 2024, Mr. Latif had spent the last 25 years managing equity, global multi-asset and multi-manager portfolios in mutual funds and ETFs, wealth management platforms, and institutional portfolios. Previously, Mr. Latif served as
14

Portfolio Manager and Strategist for Truist Wealth from January 2022 to December 2023. Additionally, Mr. Latif served as Head of Investments Solutions, Victory Capital, from July 2019 to February 2021, where he managed equity, multi-asset, and index funds and ETFs. In addition, Mr. Latif served as Head of Global Multi-Assets, USAA Asset Management, from 2006 to 2019. From 1998 to 2006, Mr. Latif also served as a Portfolio Manager for Deutsche Bank Wealth, where he managed multi-asset and international equity portfolios.
The Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio manager, including other accounts managed, ownership in the Fund, and compensation.
OTHER SERVICE PROVIDERS
PINE Distributors LLC (“Distributor”) serves as the distributor of Creation Units (defined above) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Fund.
U.S. Bank National Association is the custodian for the Fund.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
THE EXCHANGE
Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
BUYING AND SELLING FUND SHARES
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Fund. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with the Fund.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.
Shares of the Fund are listed on the Exchange under the following symbol:

Fund	Trading Symbol
Sarmaya Thematic ETF	LENS
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
15

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.
Share Trading Prices. The trading prices of Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.
The Exchange, through the facilities of the Consolidated Tape Association or another market information provider, intends to disseminate the approximate value of the Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that Shares can be purchased and redeemed directly from the Fund only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of the Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of the Fund. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Fund will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting
16

trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.
DISTRIBUTION AND SERVICE PLAN
The Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when the Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares. In particular, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
To the extent the Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Fund at https://sarmayaetf.com/. Among other things, the website includes this Prospectus and the SAI, the Fund’s annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows the Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of the Fund’s premiums and discounts. Further, the website includes the Fund’s median bid-ask spread over the most recent thirty calendar days.
17

Each day the Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at https://sarmayaetf.com/. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.
INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
Dividends and Distributions
Dividends and Distributions. The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. The Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of the Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For U.S. federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by certain shareholders at long-term capital gain rates provided certain holding period requirements are met.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of
18

your Shares. The Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Under current U.S. federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Foreign Tax Credits. If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal withholding tax at a 30% or lower treaty rate and are subject to special U.S. federal tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. However, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends may be exempt from U.S. withholding provided the Fund makes certain designations and other requirements are met. Furthermore, notwithstanding such exemptions from U.S. federal withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. In addition, U.S. estate tax may apply to Shares of the Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local or foreign tax consequences before making an investment in the Fund.
19

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table below has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.

		INVESTMENT OPERATIONS:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Sarmaya Thematic ETF
11/30/2025(g)	$25.00	0.18	12.37	12.55	$37.55	50.20%	$16,145	0.75%	0.69%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Inception date of the Fund was January 28, 2025.
20

If you would like more information about the Fund and the Trust, the following documents are available free, upon request:
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund is in its annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies affecting the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated March 31, 2026, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
Recent information regarding the Fund covered by this Prospectus, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website listed below. To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Fund, please contact us as follows:

Call:	(215) 330-4476

Write:	3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

Visit:	https://sarmayaetf.com/
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-22961.
21

SARMAYA THEMATIC ETF
Ticker Symbol: LENS

Listed on Cboe BZX Exchange, Inc.
STATEMENT OF ADDITIONAL INFORMATION

EA SERIES TRUST

March 31, 2026

This Statement of Additional Information (“SAI”) describes the Sarmaya Thematic ETF (the “Fund”), a series of the EA Series Trust, formerly known as Alpha Architect ETF Trust (the “Trust”). Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund, and Sarmaya Partners, LLC (“Sub-Adviser”) serves as sub-adviser to the Fund. PINE Distributors LLC (the “Distributor”) serves as the Distributor for the Fund.
Shares of the Fund are neither guaranteed nor insured by the U.S. Government.
This SAI, dated March 31, 2026 as supplemented from time to time, is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated March 31, 2026, as supplemented from time to time, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling (215) 330-4476 or visiting https://sarmayaetf.com/.
The most recent Form N-CSR for the Fund, which includes the Fund’s audited financial statements dated November 30, 2025, is incorporated by reference into this SAI. A copy of the Fund’s annual and semi-annual reports may be obtained without charge by writing to Empowered Funds, LLC dba EA Advisers, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, calling (215) 330-4476 or visiting https://sarmayaetf.com/.

GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below (note that various other terms are defined in the text of this SAI):
“1933 Act” means the Securities Act of 1933, as amended.
“1934 Act” means the Securities Exchange Act of 1934, as amended.
“Adviser” means Empowered Funds, LLC dba EA Advisers.
“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Fund’s Creation Units.
“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.
“Board” or “Trustees” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“Cash Component” means an amount of cash consisting of a Balancing Amount calculated in connection with creations.
“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount calculated in connection with redemptions.
“Code” means the Internal Revenue Code of 1986, as amended.
“Creation Unit” means an aggregation of a specified number of Shares that the Fund issues and redeems on a continuous basis at NAV.
“Distributor” means PINE Distributors LLC.
“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.
“DTC” means the Depository Trust Company.
“Exchange” means the Cboe BZX Exchange, Inc.
“ETF” means an exchange-traded fund.
“FINRA” means the Financial Industry Regulatory Authority.
“Fund” means the series of the Trust described in this SAI: Sarmaya Thematic ETF.
“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the Fund.
“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.
“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of the Fund.
“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.
“Investment Company Act” or “1940 Act” means the Investment Company Act of 1940, as amended.
“IRS” means the Internal Revenue Service.
“NAV” means the net asset value of the Fund.
“NSCC” means the National Securities Clearing Corporation.
“NYSE” means the New York Stock Exchange, Inc.
“Prospectus” means the Fund’s Prospectus, dated March 31, 2026, as amended and supplemented from time to time.
“SAI” means this Statement of Additional Information, dated March 31, 2026, as amended and supplemented from time to time.
“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of the Fund.
“Sub-Adviser” means Sarmaya Partners, LLC.
“Transaction Fee” is a fee that may be imposed to compensate the Trust or its custodian for costs incurred in connection with transactions for Creation Units. The Transaction Fee, when applicable, is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to the Fund, see “Transaction Fees” in this SAI.
“Trust” means the EA Series Trust (formerly known as Alpha Architect ETF Trust), a Delaware statutory trust.
TRUST AND FUND OVERVIEW
The Trust is a Delaware statutory trust formed on October 11, 2013. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objective of the Fund seeks to achieve long-term capital appreciation. The offering of the Shares is registered under the 1933 Act.
This SAI relates only to the following Fund: Sarmaya Thematic ETF.
Diversification
The Fund is a non-diversified ETF. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
EXCHANGE LISTING AND TRADING
Shares of the Fund are listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website https://sarmayaetf.com/. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.
INVESTMENT POLICIES AND RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

The investment policies enumerated in this section may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below:
1. The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
2. The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
4. The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
5. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.
6. The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
7. The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.
The following notations are not considered to be part of the Fund’s fundamental investment limitations and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Similarly, with respect to the Fund’s fundamental investment limitations and any other policies applicable to a Fund investment (e.g., policies adopted with respect to Rule 35d-1 under the 1940 Act (the “Names Rule”) or minimum or maximum investment exposures specified in the Prospectus), an increase in the quantity (e.g., number of shares) of a particular investment will not constitute a violation of such limitation or policy if the increase in quantity did not result in an increase in the weight of the applicable investment within the Fund’s portfolio. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.
With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.
With respect to the fundamental investment restriction regarding real estate set forth in (4) above, the Fund will not make direct investments in real estate unless acquired as a result of ownership of securities or other instruments. Although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate.
With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. The fundamental investment limitation relating to lending restricts, but does not prevent entirely, the Fund’s (i) lending of portfolio securities, (ii) purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) use of repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than

25% of the Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.
For purposes of applying the limitation set forth in the concentration policy, the Fund, with respect to its equity holdings, may use the FactSet Revere Business Industry Classification System, Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser and/or the Sub-Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities), and securities of other investment companies are not considered to be issued by members of any industry, except as noted below. In addition, exchange-traded products or other pooled investment vehicles whose primary exposure is to physical commodities or commodity prices (such as funds that hold physical gold or other commodities) will not be treated as securities issued by members of any industry for purposes of the Fund’s concentration policy. The Fund will look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity in order to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its concentration policies. With respect to the Fund’s investment in underlying investment companies, the Fund will consider the holdings of other investment companies for which the Adviser serves as investment adviser when determining the Fund’s compliance with its concentration policies. The Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.
The Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
The investment objective, principal strategies of, and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.
Securities Lending
The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.
To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.
For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).
The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.
The Adviser will retain lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
Preferred Stocks
The Fund may invest in exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.
Foreign Investments
Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.
Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which it obtains exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.
Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.
Emerging Markets
Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict an Underlying Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to the Fund against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Fund’s ability to evaluate issuers.
In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.
The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce the Fund’s income from investments in securities of emerging market country issuers.
Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including an Underlying Fund’s securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to the Fund’s shareholders.
Depositary Receipts
The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Cash Items
The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.
High Yield/High Risk Securities/Junk Bonds
The Fund may exposure to high yield (junk bonds) through its investments in other funds. High yield, high risk bonds are generally those securities that are rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated or stale-rated but determined by the underlying fund’s adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.
High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, an underlying fund would experience a decrease in income and a decline in the market value of its investments. An Underlying Fund may also incur additional expenses in seeking recovery from the issuer.
The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.
It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is often much more dependent on the judgment of the underlying fund’s investment adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, an underlying fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.
Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.
Future legislation may have a possible negative impact on the market for high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an underlying fund’s investments in lower rated securities.
Corporate Debt Securities
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. An underlying fund may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of an underlying fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to an underlying fund’s percentage limitations for investments in illiquid securities.
U.S. Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.
As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
Commodities Risk
Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject an ETP’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of an ETP in varying ways, and different factors may cause the value and the volatility of an ETP to move in inconsistent directions at inconsistent rates.
Risk of Investing in Gold. Certain of the ETPs may focus their investments in gold. Investments related to gold are considered speculative and are affected by a variety of factors. The price of gold may fluctuate substantially over short periods of time so an ETP’s share price may be more volatile than other types of investments. Fluctuation in the prices of gold may be due to a number of factors, including changes in inflation and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments. In times of significant inflation or great economic uncertainty, gold and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which could in turn affect an ETP’s returns. A significant portion of the world’s gold reserves are held by governments, central banks and related institutions. The production, purchase and sale of gold by governments or central banks or other larger holders can be negatively affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant adverse impact on the supply and price of gold. Additionally, the United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. The principal supplies of metal industries also may be concentrated in a small number of countries and regions. Economic, social and political conditions in those countries that are the largest producers of gold may have a direct negative effect on the production and marketing of gold and silver and on sales of central bank gold holdings. The price of gold also can be significantly adversely affected by events relating to international political developments, the success of exploration projects, commodity prices, tax and government regulations and intervention (including government restrictions on private ownership of gold and mining land), changes expectations regarding inflation in various countries and investment speculation.

Risk of Investing in Silver. Certain of the ETPs may focus their investments in silver. Investments related to silver are considered speculative and are affected by a variety of factors. The price of silver may fluctuate substantially over short periods of time so an ETP’s share price may be more volatile than other types of investments. Fluctuation in the prices of silver may be due to a number of factors, including changes in inflation and changes in industrial and commercial demand for metals. The price of silver may be affected by changes in inflation rates, interest rates, monetary policy and political stability. In addition, silver is used in a wide range of industrial applications and an economic slowdown could have a negative impact on its demand and, consequently, its price. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The price of the equity securities of silver mining companies and silver may not always be closely correlated. Silver mining companies may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest, violence and labor unrest). The U.S. or foreign governments may pass laws or regulations limiting silver investments for strategic or other policy reasons. Silver mining companies may also be subject to the effects of competitive pressures in the silver mining sub-industry.
Risk of Investing in Natural Resources Companies. Certain of the ETPs may be sensitive to, and their performance may depend to a greater extent on, the overall condition of natural resources companies. Investments in natural resources and natural resources companies, which include companies engaged in agriculture, alternatives (e.g., water and alternative energy), base and industrial metals, energy, forest products and precious metals, can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, often rapid changes in the supply and demand for natural resources and other factors. An ETP’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect an ETP’s portfolio companies.
Risk of Investing in MLPs. MLP units may trade infrequently and in limited volume. Investments in MLPs could also expose an ETP to volatility risk, because units of MLPs may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members, (v) dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons and (vi) cash flow risks, as described below. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Some MLPs may be treated as “passive foreign investment companies” or “controlled foreign corporations” corporations for U.S. federal income tax purposes. The manner and extent of an ETP’s investments in MLPs may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code (which would increase the risk of tracking error), and any such investments by the ETP may adversely affect the ability of the ETP to so qualify. If any of the MLPs owned by an ETP were treated as entities other than partnerships for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the ETP.
Cryptocurrency Risk
Cryptocurrencies are highly volatile and their markets are sensitive to new developments, and since volumes are still maturing, any significant changes in market sentiment (by way of sensationalism in the media or otherwise) can induce large swings in volume and subsequent price changes. Such volatility can adversely affect an underlying fund’s NAV and, in turn, the Fund’s NAV.

As an alternative to fiat currencies that are backed by governments, cryptocurrencies are subject to supply and demand forces based upon the desirability of an alternative, decentralized means of buying and selling goods and services, and it is unclear how such supply and demand will be impacted by geopolitical events. Nevertheless, political or economic crises may motivate large-scale acquisitions or sales of cryptocurrency either globally or locally. Large-scale purchases or sales of one or more cryptocurrencies could result in movements in the price of cryptocurrencies and could negatively or positively impact the value of the Fund’s investments. Because cryptocurrencies are not backed by a government, they are not subject to the protections that apply to other currencies. For instance, no government can be expected to bolster the value of a cryptocurrency in case of a crash in its value.
To the extent that future regulatory actions or policies limit or enhance the ability to exchange cryptocurrencies or utilize them for payments, the demand for cryptocurrencies may be reduced or increased. Furthermore, regulatory actions may limit the ability of end-users to convert cryptocurrencies into fiat currency (e.g., U.S. Dollars) or use cryptocurrencies to pay for goods and services. Cryptocurrencies currently faces an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union, China and Russia. Some foreign jurisdictions have banned cryptocurrencies as a means of payment. Most regulatory bodies have not yet issued official statements regarding intention to regulate or determinations on regulation of cryptocurrencies, industry participants, and users. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the cryptocurrency networks and their users, particularly cryptocurrencies exchanges and service providers that fall within such jurisdictions’ regulatory scope. Those laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of cryptocurrency by users, merchants and service providers outside of the United States and may therefore impede the growth of the cryptocurrency economy. The effect of any future regulatory change on cryptocurrency is impossible to predict, but the changes could be substantial and adverse to value of the Fund’s investments. Current and future legislation, governmental and regulatory rulemaking and other regulatory developments may affect how cryptocurrencies are classified (e.g., as a security, property, commodity, currency, etc.) and regulated.
The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies or cryptocurrencies other than those held by a particular Underlying Fund.
Bitcoin & Cryptocurrency Futures Risks.
An underlying fund that invests Bitcoin (or other cryptocurrency) futures (collectively, “Bitcoin Futures”) is exposed to all of the following risks. To the extent the Fund invests in an underlying fund that invests in Bitcoin Futures, the Fund is also exposed to all of the following risks:
•    Bitcoin and Bitcoin Futures are relatively new asset classes and bitcoin is subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in an underlying fund, and may adversely affect the ability of the underlying fund to buy and sell Bitcoin Futures or achieve its investment objective.
•    Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin.
•    The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid.
•    In some cases, the near month bitcoin futures contract’s price can be lower than later expiring contracts’ prices (a situation known as “contango” in the futures markets). In the event of a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, this could have a significant negative impact on the Underlying Fund’s NAV and total return, and the Fund could incur a partial or total loss of the Fund’s investment in the Underlying Fund.
•    Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that will limit an Underlying Fund’s ability to invest the proceeds of baskets in Bitcoin Futures. Position limits, accountability limits and dynamic price fluctuation limits may cause tracking error or may impair an underlying fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the underlying fund’s ability to achieve its desired investment exposure and may require the Underlying Fund to liquidate its position when it otherwise would not do so.
•    When a Bitcoin Futures contract is nearing expiration, an underlying fund will generally sell it and use the proceeds to buy a Bitcoin Futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of an underlying fund, and, in turn, the Fund.
Bitcoin and the Bitcoin Network Risks.

An underlying fund that invests Bitcoin Futures is also exposed to all of the following risks. To the extent the Fund invests in an underlying fund that invests in Bitcoin Futures, the Fund is also exposed to all of the following risks:
•    Bitcoin and other cryptocurrencies are a new and developing asset class subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Underlying Fund, or the ability of an underlying fund to continue to implement its investment strategy.
•    Digital assets such as bitcoin were introduced only within the past decade, and the medium-to-long term value of the Shares is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•    The value of the Shares depends on the development and acceptance of the Bitcoin network. The slowing or stopping of the development or acceptance of the Bitcoin network may adversely affect an investment in an underlying fund, and, in turn, the Fund.
•    New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of an underlying fund, and, in turn, the Fund.
•    If one or a coordinated group of miners were to gain control of more than 50% of the Bitcoin network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.
•    There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Such bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures, and, in turn, the Fund.
•    Unlike the exchanges for more traditional assets, like equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin, and in turn, investors in Bitcoin Futures, may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
•    The open-source nature of the Bitcoin network may result in “forks,” or changes to the underlying code of bitcoin that result in the creation of new, separate digital assets. A fork may result in significant and unexpected declines in the value of bitcoin, Bitcoin Futures, and an underlying fund, and, in turn, the Fund.
Illiquid Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such liquidity determinations it primarily takes into account the average daily volume of trades. In addition, it may take into account a number of other factors in reaching liquidity decisions, including but not limited to: (1) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (2) the willingness of dealers to undertake to make a market in the security; and (3) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In connection with the implementation of the SEC’s liquidity risk management rule and the liquidity risk management program of the Trust applicable to the Fund, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.
Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies to the extent permitted by the Investment Company Act, SEC rules thereunder and exemptions thereto. The market price for ETF shares may be higher or lower than, respectively, the ETF’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, investments by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF.
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may invest in the securities of other investment companies beyond these limits if, for example, the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder or Rule 12d1-4. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC or rule promulgated under the Act.
Real Estate Investments
The Fund may invest in securities of real estate companies and other companies related to the real estate industry.
Real estate companies include U.S. and non-U.S. issuers that derive at least 50% of their revenues or profits from the ownership, construction, development, financing, management, servicing, sale or leasing of commercial, industrial or residential real estate or have 50% of their total assets in real estate. Companies related to the real estate industry include companies whose products and services pertain to the real estate industry. The Fund may invest in Real Estate Investment Trusts (“REITs”), which are more fully discussed below under the heading “Real Estate Investment Trusts.”
Real Estate Operating Companies (REOCs) are corporations that engage in the ownership, development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs. The value of the fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT.
Although the Fund does not invest directly in real estate, its investments may expose the Fund to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn; reduced demand for real estate-related services; changes in financing terms that may render the sale or refinancing of properties difficult or unattractive; reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis at all; increasing competition, including for real estate and related services and technology; increases in property taxes and operating expenses; changes in zoning regulations and related costs; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and values; and changes in interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or in one property type, the fund will be particularly subject to the risks associated with that area or property type or related real estate conditions. Similarly, real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also particularly subject to risks affecting such industries and regions or related real estate conditions.
Real Estate Investment Trusts (REITs)
REITs are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than — and at times will perform differently from — large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the Fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Risk of Investing in the Energy Sector
Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in the Fund’s portfolio becomes distressed, the Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Fund.
Risk of Investing in the Materials Sector
Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Industrials Sector
The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Metals and Mining Companies Risk
Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.
Infrastructure-Related Companies Risk
Infrastructure-related companies include companies that primarily own, manage, develop and/or operate infrastructure assets, including transportation, utility, energy and/or telecommunications assets. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, insurance costs, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity or technological obsolescence, industry competition, labor relations, rate caps or rate changes, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies, natural disasters, terrorist attacks and other factors. Certain infrastructure-related entities, particularly telecommunications and utilities companies, are subject to extensive regulation by various governmental authorities. The costs of complying with governmental regulations, delays or failures to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect infrastructure-related companies. Infrastructure-related companies may also be affected by service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in non-U.S. markets, resulting in work stoppage, delays and cost overruns. Other risks associated with infrastructure-related companies include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.
Inflation-Protected Obligations
The Fund may invest in (or have exposure to) inflation-protected public obligations, commonly known as “TIPS,” of the U.S. Treasury, as well as TIPS of major governments and emerging market countries, excluding the United States. TIPS are a type of security issued by a government that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises or falls, both the principal value and the interest payments will increase or decrease. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Portfolio Turnover
The following table shows information on the Fund’s portfolio turnover rate for the most recent fiscal period.

Fiscal Period Ended November 30,
Fund Name	2025*
Sarmaya Thematic ETF	52%
* For the fiscal period January 28, 2025 (commencement of operations) to November 30, 2025.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.
MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	104	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	104	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	104	None
Interested Trustee and Officer*
Wesley R. Gray, Ph.D. Born: 1980	Trustee, Chairman of the Board, and President	Indefinite term; Trustee and Chairman of the Board (since 2014); President (since 2025)	Founder and Executive Managing Member, EA Advisers (2013–present); Chief Executive Officer, EA Advisers (2024–present); Founder, Chief Executive Officer, and Chief Investment Officer, Alpha Architect, LLC (2014–present); Chief Compliance Officer, Alpha Architect (2023–present).	104	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Michael D. Barolsky Born: 1981	Vice President and Secretary	Since 2025; President (2024 – 2025)	Chief Legal Officer, EA Advisers (December 2024–present); Chief Executive Officer, EA Advisers (June 2024–December 2024); Senior Vice President, U.S. Bank Global Fund Services (2019–2024).
Joshua J. Hinderliter Born: 1983	Vice President	Since 2025	General Counsel, EA Advisers (2025-present); Vice President, U.S. Bancorp Fund Services, LLC (2024-2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2022-2024); Managing Associate, Thompson Hine LLP (2016–2022).
Sean R. Hegarty, CPA Born: 1993	Treasurer	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President, U.S. Bank Global Fund Services (2018–2022).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–2023); Chief Compliance Officer, Snow Capital (2015–2021).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Since 2024	Senior Fund Operations Officer, EA Advisers (2023–present); Vice President, U.S. Bank Global Fund Services (2020–2023); Assistant Vice President, U.S. Bank Global Fund Services (2016–2020).
Marie L. Lostocco, CPA Born: 1985	Assistant Treasurer	Since 2025
Senior Fund Operations Officer, EA Advisers (2025–present); Vice President, Blackrock Corporation Inc. (2021–2025); Vice President, Blackrock Financial Management (2018–2021); Senior Audit Manager, Tait, Weller and Baker LLP (2008–2018).

Kyle Martinelli Born: 1993	Assistant Treasurer	Since 2025	Fund Operations Officer, EA Advisers (2025–present); Assistant Vice President, U.S. Bank Global Fund Services (2015–2025).
Trustee Qualifications
Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.
Board Structure
Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. Dr. Gray also serves as President of the Trust.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.
The Board intends to hold four regularly scheduled meetings each year, at least two of which shall be in person (or during the current Covid pandemic, virtually, via video conference). The Board may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted), to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person (or virtually, if permitted) meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted).
The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund Complex.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. As part of its oversight function, the Board monitors each of the Adviser’s and Sub-Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, the Sub-Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.
Dr. Pagano serves as the Audit Committee Chairman. The purposes of the Audit Committee are to: (1) oversee generally the Fund Complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended November 30, 2025, the Audit Committee met eight times.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended November 30, 2025, the Nominating Committee did not meet as there were no Board vacancies.

Compensation of Trustees
The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.
The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.
Independent Trustees are paid an annual retainer for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable out-of-pocket expenses for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust has no pension or retirement plan.
The table shows the compensation paid to Trustees for the fiscal year ended November 30, 2025 by the Fund Complex.*

	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Independent Trustees
Emeka O. Oguh	$172,000	$0	$172,000
Daniel Dorn	$175,625	$0	$175,625
Michael S. Pagano**	$179,375	$0	$179,375
Interested Trustee
Wesley R. Gray***	$0	$0	$0
* The Adviser, and not the Fund, is responsible for compensating the Trustees.
** Dr. Pagano receives additional compensation in his role as Audit Committee Chair.
*** Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Equity Ownership of Trustees
The following table sets forth the name and dollar range of equity securities of the Fund owned by Trustees as of December 31, 2025.

	Dollar Range of Equity Securities Owned
	Sarmaya Thematic ETF	Aggregate Dollar Range of Shares (All Funds in the Complex)
Independent Trustees
Emeka O. Oguh	$0	$50,001-$100,000
Daniel Dorn	$0	Over $100,000
Michael S. Pagano	$0	Over $100,000
Interested Trustee
Wesley R. Gray	$0	Over $100,000
As of the date of this SAI, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, investment sub-adviser, or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, investment sub-adviser, or principal underwriter of the Trust.

Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, each of the Adviser and Sub-Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”). Copies of the Codes of Ethics are on file with the SEC, and are available to the public.
Under the Adviser’s Code of Ethics, the personnel of the Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments are subject to blackout periods. Copies of the Codes of Ethics are on file with the SEC, and are available to the public. While the Codes of Ethics are reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.
Under its Code of Ethics, the personnel of the Sub-Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Code of Ethics is reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.
Proxy Voting
The Board has delegated authority for making voting decisions with respect to the portfolio securities of the Fund(s) to the Adviser, subject to the Board of Trustees’s continuing oversight. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser has determined, generally, to vote such proxies in accordance with the Broadridge Shareholder Value Model Guidelines (“Broadridge Guidelines”), which are included in Appendix A to this SAI. As such, proxies of the Fund(s) will be voted by the Adviser in accordance with the Broadridge Guidelines unless the Adviser determines otherwise. The Adviser will identify any conflicts that exist between its interests and the Fund(s) by reviewing its relationship with the issuer of each security to determine if the Adviser or any of its employees has any financial, business or personal relationship with the issuer.
If a material conflict of interest exists, the Adviser will determine whether it is appropriate to disclose the conflict to the applicable Fund, to give such Fund an opportunity to vote the proxies itself, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.
The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling (215) 330-4476. The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov and on the Fund’s website at https://sarmayaetf.com/.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A “control person” is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control. A “principal shareholder” is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.
As a controlling shareholder, the shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. The following table sets forth the name, address, and percentage of ownership of a person who is known by the Trust to be either a control person or principal shareholder of the Fund as of March 3, 2026:

Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services LLC 245 Summer Street Boston, MA 02210	46.82%	N/A	N/A	Record
Charles Schwab & Co., Inc. 3000 Schwab Way Westlake, TX 76262	46.12%	N/A	N/A	Record

Management ownership
As of March 3, 2026, the Trustees and officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund.
INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Advisory Agreement
Under investment advisory agreements between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Sarmaya Thematic ETF	0.75%
The Adviser manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objective, policies and limitations of the Fund, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073. The Adviser is wholly-owned by Alpha Architect, LLC. The Adviser was founded in October 2013 and provides investment advisory services to the Fund, other exchange-traded funds, and Alpha Architect, LLC, its parent company.
The following table summarizes the affiliated persons of the Fund who are also affiliated persons of the Adviser.

NAME	FUND AFFILIATION	ADVISER AFFILIATION
Wesley R. Gray, PhD	Trustee, Chairman of the Board, and President	Executive Managing Member and Chief Executive Officer
Michael D. Barolsky	Vice President and Secretary	Chief Legal Officer
Joshua J. Hinderliter	Vice President	General Counsel
Sean R. Hegarty, CPA	Treasurer	Chief Operating Officer
Jessica D. Leighty	Chief Compliance Officer	Chief Compliance Officer
Elizabeth A. Winske	Assistant Treasurer	Senior Fund Operations Officer
Marie L. Lostocco	Assistant Treasurer	Senior Fund Operations Officer
Kyle Martinelli	Assistant Treasurer	Fund Operations Officer
Under the Advisory Agreement, the Adviser bears all of the costs of the Fund, except for the advisory fee, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Advisory Agreement with respect to a Fund will remain in effect for an initial term of two years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of such Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Advisory Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of a Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
For the fiscal period indicated below, the Fund paid the following management fees to the Adviser:

Fiscal Period Ended	Advisory Fees
November 30, 2025*	$39,975
* For the fiscal period January 28, 2025 (commencement of operations) to November 30, 2025.

Investment Sub-Adviser
The Trust, on behalf of the Fund, and the Adviser have retained Sarmaya Partners, LLC, 6002 Camp Bullis Road, Suite 201, San Antonio, Texas 78257, to serve as sub-adviser for the Fund. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for selecting the investments for the Fund in accordance with the investment objective, policies and limitations of the Fund. The Sub-Adviser is not responsible for selecting broker-dealers or placing the Fund’s trades. Rather, the Sub-Adviser constructs the overall portfolio and provides trading instructions to the Adviser and, in turn, the Adviser is responsible for selecting broker-dealers and placing the Fund’s trades.
For the services it provides to the Fund, the Sub-Adviser is entitled to receive a management fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets multiplied by the sub-advisory fee of 0.38%. The payment of a management fee by the Adviser to the Sub-Adviser is subject to the terms of the Fund sponsorship agreement described below.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, or by the Adviser, upon 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
Wasif Latif	Portfolio Manager	Co-Founder, President and Chief Investment Officer
The table below shows the sub-advisory fees earned by the Sub-Adviser for the listed fiscal period ended November 30:

Fiscal Year/Period Ended	Gross Sub-Advisory Fees	Fees Waived**	Net Sub-Advisory Fees
November 30, 2025*	$20,254	$1,298	$18,956
* For the fiscal period January 28, 2025 (commencement of operations) to November 30, 2025.
**Fees waived pursuant to the sponsorship arrangement between the Sub-Adviser and the Adviser.
Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser, under which the Sub-Adviser assumes the Adviser’s obligation to pay some of the Fund’s expenses, including its own sub-advisory fee. Although the Sub-Adviser has agreed to be responsible for paying some of the Fund’s expenses, the Adviser retains the ultimate obligation to the Fund to pay them. The Sub-Adviser will also provide marketing support for the Fund, including preparing marketing materials related to the Fund. For these services and payments, the Sub-Adviser is entitled to share in the potential profits generated by the management and operation of the Fund.
Custodian
U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian of the Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments and (3) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator and Fund Accountant to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of the Fund’s assets. The Transfer Agent has agreed to: (1) issue and redeem shares of the Fund in Creation Units, (2) make dividend and other distributions to shareholders of the Fund, (3) maintain shareholder accounts and (4) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.
For the fiscal period indicated below, the Adviser paid the following fees to the Administrator:

Fiscal Period Ended	Aggregate Servicing Fees Paid to Administrator
November 30, 2025*	$16,480
* For the fiscal period January 28, 2025 (commencement of operations) to November 30, 2025.
Securities Lending Agent
U.S. Bank National Association is the Fund’s securities lending agent. The Fund did not participate in Securities Lending during the fiscal period ended November 30, 2025.
PORTFOLIO MANAGER
The following table shows the number of other accounts managed by the portfolio manager and the reporting information is provided as of November 30, 2025:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Wasif Latif
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
The following table provides the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of November 30, 2025:

Dollar Range of Equity Securities Owned
Sarmaya Thematic ETF
Wasif Latif	Over 1,000,000
Potential Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.

Sub-Adviser – Portfolio Manager
The Sub-Adviser has established policies and procedures reasonably designed to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.
Compensation
Sub-Adviser – Portfolio Manager
Mr. Latif’s compensation is based on the success of the Sub-Adviser.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions
Depending on prevailing market conditions, portfolio changes will generally be implemented through in-kind transactions (including a Cash Component or Cash Redemption Amount as applicable) for Creation Units or, in certain limited circumstances, through cash-only transactions for Creation Units. In connection with an in-kind component, the Adviser may nonetheless execute brokerage transactions for the Fund and the Fund may incur brokerage commissions, particularly during the early stages of the Fund’s development or in the case of transactions involving realized losses. In connection with the cash component (or with an all-cash transaction), the Adviser will execute brokerage transactions for the Fund in connection with portfolio changes. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.
In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.
For the fiscal period indicated below, the Fund paid the following amounts in brokerage commissions:

Fiscal Period Ended	Brokerage Commissions
November 30, 2025*	$5,335
* For the fiscal period January 28, 2025 (commencement of operations) to November 30, 2025.
Brokerage Selection
The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction. The Adviser does not currently use soft dollars.
Brokerage with Fund Affiliates
Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically. For the fiscal period ended November 30, 2025, the Fund did not execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal period ended November 30, 2025, the Fund did not execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.
THE DISTRIBUTOR
PINE Distributors LLC (the “Distributor”), located at 501 S. Cherry Street, Suite 610, Denver, Colorado 80246, serves as the Distributor for the Fund.
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, the Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.
ACCOUNTING AND LEGAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
Legal Counsel
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of multiple series, including each Fund discussed in this SAI (“each Fund”). The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of electing Trustees, provided that the Shareholders requesting such meeting shall have paid the Trust the reasonably estimated cost of preparing and mailing the notice thereof.
All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of each Fund.
The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of such Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the applicable Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.
If the applicable Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC acts as securities depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant, directly or through one or more intermediaries, as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or Cede & Co., as the registered holder of all Shares. DTC or Cede & Co., upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions, though there can be no guarantee that such services would be available at a comparable cost.
Transactions In Creation Units
Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units, except in conjunction with a merger or reorganization or for the receipt of securities in-kind at the commencement of the Fund’s operations.
The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust and make a corresponding change in the number of Shares in a Creation Unit.
To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be a member or participant of a clearing agency registered with the SEC and have a written agreement (a “Participant Agreement”) with the applicable Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units.
Transactions by an Authorized Participant that is a participant in the Continuous Net Settlement System (“Clearing Process”) of the NSCC using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a participant in DTC with access to the DTC system (“DTC Participant”) using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Purchasing Creation Units
Shares may be purchased only in Creation Units at their NAV next determined after receipt of a purchase request in proper form by the applicable Fund through the Distributor and only on a Business Day.
Fund Deposit. The consideration for a Creation Unit of a Fund is the “Fund Deposit”. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component (computed as described below), or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the applicable Fund. The standard Fund Deposit with respect to each Fund can be found in the table at the end of this section (the “Order Information Table”).
The Cash Component will typically include an amount reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket (“Balancing Amount”). If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the applicable Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security (or contracts of each option) in the In-Kind Creation Basket to be included in the current Fund Deposit for the applicable Fund (based on information about such Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day the estimated Cash Component or Cash Value per Creation Unit based on the previous Business Day.
The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the applicable Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the applicable Fund, and such Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
In all cases, cash and securities should be transferred to the applicable Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date (as defined below). The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for a Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents.
Orders Using the Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day that the next NAV of the applicable Fund is calculated (the “Transmittal Date”) if (i) such order is received by the Distributor by the applicable cut-off time (see the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.
Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the

Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date (unless extended as described herein). The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee (see Transaction Fees below and the Order Information Table below), must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein).
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the by the applicable cut-off time (see Purchase and Redemption Cut-Off Times below and the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time (unless extended as described herein) and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses resulting therefrom.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the applicable Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the applicable Fund, immediately available or same day funds in U.S. dollars estimated by the applicable Fund to be sufficient to pay the Cash Component and Transaction Fee.
While, as stated above, Creation Units are generally delivered the Business Day following the day on which the order is deemed received by the Distributor, except the applicable Fund may settle Creation Unit transactions on a basis other than the one described above to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor, and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its or the Trust’s rejection of the order. Each Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of the applicable Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the applicable Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the applicable Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either (i) such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or (ii) a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the applicable Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described below. A cash purchase may cause a Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by such Fund. To the extent that these costs are not offset by the Transaction Fees the applicable Fund’s NAV will be negatively impacted.
Redeeming Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each Fund through the Distributor and only on a Business Day.
Fund Redemptions. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount (computed as described below), or the Cash Value, in all instances equal to the value of a Creation Unit.
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, each Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to each Fund.
The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely for the Cash Value if permitted or required by each Fund in its sole discretion. Such redemptions for each Fund may be subject to a variable charge, as explained below. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.
From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for each Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by each Fund, and each Fund’s determination shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted;

(iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of each Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.
An Authorized Participant submitting a redemption order is deemed to represent to each Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned, or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement, or such other arrangement which would preclude the delivery of such Shares to the applicable Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the applicable Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the applicable Fund.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of each Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Standard Cut-Off Time will be deemed received on the Transmittal Date and will be effected at the NAV determined on such Transmittal Date. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date (unless extended as described herein) and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to each Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the applicable Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the applicable Fund are not delivered by the DTC Cut-Off-Time, as described below, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Transmittal Date provided that the Shares of the applicable Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described below).
The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket. Once the applicable Fund has accepted a redemption order, upon next determination of that Fund’s NAV, that Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the applicable Fund, at that Fund’s sole discretion, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Cash redemptions may cause the applicable Fund to incur certain costs that it would not have had had the redemption been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the applicable Fund, including taxable gains or losses it might not have incurred if the redemption had been in-kind. To the extent that these costs are not offset by the Transaction Fees of the applicable Fund’s NAV will be negatively impacted.
Purchase and Redemption Cut-Off Times
All orders and redemptions involving cash in lieu are considered to be “custom.” All other orders and redemptions are considered “standard.” Order cut-off times for standard and custom orders are as shown in the Order Information Table below. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time (whether standard or custom) is expected to be similarly earlier than normal.
If indicated in the Order Information Table below, orders to purchase Shares directly from the indicated Fund(s) on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. Such order window is referred to as a “T-1” order window. For such Future Dated Trades, the Transmittal Date will be the Business Day following the date that the order is submitted. For example, to place an order for such a Fund to receive the NAV of the Fund calculated on a Wednesday, the order would need to be submitted as a Future Dated Trade between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the preceding Tuesday.
Transaction Fees
Authorized Participants may be required to pay a Transaction Fee as set forth in the Order Information Table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions.
The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the applicable Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the Order Information Table below, certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the applicable Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Fees associated with the order or another party, such as the Adviser, has agreed to pay such fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
The Fund may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in the applicable Fund’s portfolio and may be adjusted periodically if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.
Order Information Table

Fund	Ticker	Standard Order Cut-Off Time	Custom Order Cut-Off Time	Standard Transaction Fee	Standard Fund Deposit
Sarmaya Thematic ETF	LENS	4:00 p.m. ET	4:00 p.m. ET	$300	In-Kind
DETERMINATION OF NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents using current exchange rates deemed appropriate for the Fund, which approximates fair value.

If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Subject to its oversight, the Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.
Repurchase agreements are generally valued at par. Pricing services will be used to determine the value of a fixed income investment. In certain circumstances, short-term instruments may be valued on the basis of amortized cost.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.
TAXES
The following is a summary of certain additional material tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxes” section is based on the Code and applicable U.S. Treasury Regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders and that such Shares are held as capital assets.
A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:
•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.
A “Non-U.S. investor” is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding the Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.

The description below is for general information only and is not tax advice. All investors should consult their own tax advisors as to the U.S. federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
The Fund is treated as a separate corporation for U.S. federal income tax purposes. Losses in the Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.
The Fund has elected and intends to qualify each year as a RIC under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
To qualify for treatment as a RIC, the Fund must satisfy the following requirements:
•Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions – Investments in Partnerships and QPTPs” below.
•Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (i) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (ii) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
If the Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.
Similarly, if the Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure failure if: (i) it files with the U.S. Treasury Department a description of each asset that caused it to fail the Asset Diversification Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the Fund equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of Asset Diversification Test failure by the assets that caused the Fund to fail the Asset Diversification Test.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for U.S. federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a RIC the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular U.S. federal corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.
Portfolio Turnover. For investors that hold their Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of Capital Gain” below. For Non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest Related Dividends” below.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
At November 30, 2025, the Fund had accumulated short-term and long-term capital loss carryforwards in the amounts provided in the table below. These amounts do not expire.

Short-Term	Long-Term
$(87,711)	N/A

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of Capital Gain” below). A “qualified late year loss” includes:
(1)any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(2)the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest U.S. federal corporate tax rate (currently 21%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
U.S. Federal Excise Tax. To avoid a 4% non-deductible U.S. federal excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for U.S. federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay the U.S. federal excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Taxation of Fund Distributions
This section applies to U.S. shareholders.
The Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”
Distributions of Capital Gain. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund.
Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its Shares; any excess will be treated as gain from the sale of its Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).
Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.
U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax. A 3.8% U.S. federal Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (i) the shareholder’s net investment income or (ii) the amount by which the shareholder’s modified adjusted gross income exceeds certain thresholds based on filing status. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder. Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisor concerning the consequences of investing in the Fund.
Sales and Redemption of Shares
This section applies to U.S. shareholders.
Sales and redemptions (including redemptions in kind) of Shares are taxable transactions for U.S. federal and state income tax purposes. If you redeem your Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might not be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it would had it redeemed Creation Units in-kind.
Tax Basis Information. The Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. If you hold your Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
The Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the Shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.
The highest cost method does not consider the length of time you held your Shares. If your Shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.
When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable Transactions. Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of certain threshold amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.
If you invest in the Fund through an IRA or other retirement plan, you should consult with your own tax advisor on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses.
Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.
Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a qualified publicly traded partnership (“QPTP”) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (i) the interests in which are traded on an established securities market, (ii) that is treated as a partnership for U.S. federal income tax purposes, and (iii) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For U.S. federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for qualified dividend income nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the security. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in ETFs. To the extent the Fund invests in ETFs, the Fund generally intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.
Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% U.S. federal excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few U.S.

Treasury Regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which generally would be taxed as ordinary income when distributed to shareholders.
The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
The key features of the straddle rules are as follows:
•The Fund may have to wait to deduct any losses. If the Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.
•The Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.
•Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.
•The Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Trust intends to monitor developments in this area.
Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC, including the Income Requirement and Asset Diversification Test applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.
In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for U.S. federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by the Fund.
Short Sales. The Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by the Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by the Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. The Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Constructive Sales. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
Investments in REITs and REMICs. The Fund may invest in REITs. Such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
As discussed above, the Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Generally, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. Excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax.
If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC earning excess inclusion income, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. corporate federal income tax rate. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs. Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
Investments in Commodities. The Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income the Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the Income Requirement (as defined above under the heading “Taxes”). The Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement. However, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of the Income Requirement. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, Treasury Regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.
Backup Withholding
By law, the Fund may be required to backup withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,

•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must backup withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
This section applies to Non-U.S. investors.
Non-U.S. investors may be subject to U.S. federal withholding and estate tax and are subject to special U.S. federal tax certification requirements. Non-U.S. investors should consult their own tax advisors about the applicability of U.S. federal tax withholding and the use of the appropriate forms to certify their status.
In General. The United States imposes a flat 30% federal withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. federal withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax.
Short-Term Capital Gain Dividends and Interest-Related Dividends. Short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), generally are not subject to U.S. federal withholding tax. Similarly, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources generally are not subject to U.S. federal withholding tax. “Qualified interest income” includes, in general, U.S. source (i) bank deposit interest, (ii) short-term original discount, (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (iv) any interest-related dividend from another RIC. The Fund reserves the right to not report amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to Non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. federal withholding tax. Non-U.S. investors may be subject to U.S. federal withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations and require the filing of a nonresident U.S. federal income tax returns.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. federal tax on disposition of a U.S. real property interest (“USRPI”) as if they were U.S. persons. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s Non-U.S. investors.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHCs”). If a RIC is a qualified investment entity and the Non-U.S. investor owns more than 5% of a class of Shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the Non-U.S. investor is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. federal withholding tax at a rate of 15%, and requiring the Non-U.S. investor to file a nonresident U.S. income tax return. In addition, even if the Non-U.S. investor does not own more than 5% of a class of Shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a Non-U.S. investor from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.
U.S. Estate Tax. Transfers by gift of Shares by a Non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a Non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. federal estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to Non-U.S. investors both to avoid U.S. federal backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a Non-U.S. investor, you must provide an applicable Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, U.S. federal withholding as a resident of a country with which the United States has an income tax treaty. Certain payees and payments are exempt from U.S. federal backup withholding.
The tax consequences to a Non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. investors are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.
Effect of Future Legislation or Administrative Changes; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. investors may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their own tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
FINANCIAL STATEMENTS
The Fund’s Form N-CSR for the fiscal period ended November 30, 2025 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Fund’s Annual Report at no charge by calling (215) 330-4476, or through the Fund’s website at https://sarmayaetf.com/.

Appendix A
A-1

Pl

Welcome as a new Proxy Policies and Insights data-driven template subscriber. As a template subscriber, you now have access to data driven guidelines at your fingertips when voting on proxies directly in Broadridge’s ProxyEdge platform. The process for creating the template for which you subscribed is detailed below: Share- holder Value Template (the “SV Template”)
The SV Template was created using the publicly disclosed vote records of top fund families, selected by Assets Under Management, and whose goal is to maximize shareholder value. The fund families used for the current version of the SV Template are:

·    BlackRock
·    Vanguard Asset Management
·    Fidelity Investments
·    State Street Global Advisors
·    Morgan Stanley Investment Management.
·    J.P. Morgan Asset Management
·    Allianz Global Investors
·    Capital Group
·    Goldman Sachs Asset Management
·    BNY Mellon Investment Management
·    PIMCO
·    Prudential Financial (PGIM)
·    Edwards Jones Investments
·    T. Rowe Price
·    Franklin Templeton

·    Northern Trust Asset Management
·    Invesco
·    Nuveen
·    Principal Global Investors
·    Ameriprise Financial
·    AllianceBernstein
·    Blackstone
·    MFS Investment Management
·    Affiliated Managers Group (AMG)
·    Dimensional Fund Advisors
·    Schwab Asset Management
·    Federated Hermes
·    MassMutual
·    Wells Fargo Asset Management (Allspring Global Investments)
·    Neuberger Berman

Broadridge has extracted meeting proposals, categorized, and linked all voting records from the N-PX filings of each such fund. Each recorded vote by the named institutions above was categorized based on the proposal type. The SV Template reflects the voting records for each proposal type, based on the following rules:
• If > 60% voted FOR the proposal, the SV Template reflects “FOR”;
• If between 40-60% vote FOR on the proposal, the SV Template reflects “WITH MANAGEMENT”;
• If <40% vote FOR the proposal, the SV Template reflects “AGAINST”;
• With respect to proposals with detailed data points (e.g., Election of Directors, Ratification of Audi-
tors, Proxy Access), the SV Template will reflect the most common voting policies; and
• With respect to merger proposals (Approve Merger Agreement and Approve Merger by Absorption) the SV Template will reflect Case by Case due to the need to evaluate the specific merger being represented.
• With respect to a number of proposal types with limited voting information from the N-PX filing to reflect FOR or AGAINST, the SV Template will reflect With Management as a default.
• With respect to the FOR percentage calculations, all “Not” votes shall be excluded.
Example of Rule Created for Provide Right to Call Special Meetings
~ 1K votes cast for Right to Call Special Meeting Proposals
~ 96% of votes cast were FOR
The SV Template will reflect proposals categorized as Provide Right To Call Special Meetings to vote “FOR”

Proposal Desc Provide Right to Call Special Meeting	Family Name AB Funds	For 33	Against 10	Abstain	Withold	Not	1 Year	2 Year	3 Year
Provide Right to Call Special Meeting	American Funds	11	2
Provide Right to Call Special Meeting	BlackRock Funds	66	1
Provide Right to Call Special Meeting	Fidelity Funds	258	9
Provide Right to Call Special Meeting	Franklin Templeton Funds	28
Provide Right to Call Special Meeting	Goldman Sachs Funds	37
Provide Right to Call Special Meeting	Invesco Funds	41	4
Provide Right to Call Special Meeting	JPMorgan Funds	66	8
Provide Right to Call Special Meeting	Morgan Stanley Funds	16	1
Provide Right to Call Special Meeting	Northern Funds	9
Provide Right to Call Special Meeting	PIMCO Funds	3	1
Provide Right to Call Special Meeting	Prudential Funds	49
Provide Right to Call Special Meeting	T Rowe Price Funds	108
Provide Right to Call Special Meeting	Vanguard Funds	237	6
The SV Template is reviewed on a regular basis and new rules and categories are created from time to time, always using the logic described above.
The SV Template only reflects the actual recorded voting behavior based on the logic described above. Sub-
scribers to SV Template are in no way obligated to vote using the SV Template results. Subscribers must use their own judgment when deciding how to vote on any proposal.
THE SV TEMPLATE DOES NOT PROVIDE ANY VOTING ADVICE OR RECOMMENDATION IN CONNECTION WITH ANY PROPOSAL.

Policy Rules

Proposal Type: Accept Consolidated Financial Statements and Statutory Reports
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept Financial Statements and Statutory Reports.
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept Financial Statements and Statutory Reports
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept/Approve Corporate Social Responsibility Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Acknowledge Proper Convening of Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Acquire Certain Assets of Another Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adjourn Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adjust Executive Compensation Metrics for Share Buybacks
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adjust/Remove Exclusive Venue Provision
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Anti Gross-up Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Cumulative Voting for the Election of the Members of the Board of Directors at this Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt Double Voting Rights for Long-Term Registered Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Fair Price Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Fee Shifting Bylaws
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Holy Land Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Majority Voting for Uncontested Election of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt New Articles of Association/Charter
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt or Amend Board Powers/Procedures/Qualifications
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Amendments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Mergers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Removal of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Policy on 10b5-1 Trading Plans
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Adopt Policy on Bonus Banking
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt Policy on Succession Planning
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Retention Ratio for Executives/Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Sexual Orientation Anti-Bias Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt the Jurisdiction of Incorporation as the Exclusive Forum for Certain Disputes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt Transactions Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt, Renew or Amend NOL Rights Plan (NOL Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt, Renew or Amend Shareholder Rights Plan (Poison Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Amend Dividend Reinvestment Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Adopt/Amend Nomination Procedures for the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Implement CERES Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adult Entertaining
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Advisory Vote on Golden Parachutes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote on Say on Pay Frequency
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST more than 1 year	Domestic	The frequency with which an advisory vote for say on proposals Is Greater than or Equal to 2 Years	Against
2	Always VOTE 1 Year	Global / Domestic	Always	1 Year
3	Always Vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote to Ratify Named Executive Officers' Compensation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote to Ratify Named Executive Officers' Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Board to Appoint Additional Directors Between Annual Meetings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Board to Change the Investment Objective Without Shareholder Approval
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Board to Use All Outstanding Capital Authorizations in the Event of a Public Tender Offer or S
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Directors to Engage in Commercial Transactions with the Company and/or Be Involved with Other Companies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Directors to Engage in Commercial Transactions with the Company and/or Be Involved with Other Companies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Electronic Distribution of Company Communications
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Questions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Shareholder Meetings to be Held in Virtual-Only Format
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Shareholder Meetings to be Held in Virtual-Only Format
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles Board-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles Board-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles of Association Regarding Party Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Amend Articles to: (Japan)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter - Call Special Meetings
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Articles/Bylaws/Charter - Filling Vacancies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter -- Non-Routine
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Articles/Bylaws/Charter -- Non-Routine
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter -- Organization-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter - Removal of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Amend Articles/Bylaws/Charter -- Routine
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter -- Routine
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Include Antitakeover Provision(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Remove Antitakeover Provision(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Remove Antitakeover Provisions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Charter Compensation-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Equity-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Equity-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Governance-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter to Reflect Changes in Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Asset Manager Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Bonus Matching Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Amend Certificate of Incorporation to Add Federal Forum Selection Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Corporate Purpose
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Director/Officer Indemnification/Liability Provisions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	For

Proposal Type: Amend Equity Compensation Plan (Italy)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Executive Share Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Investment Advisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Meeting Procedures
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Non-Employee Director Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Employee Director Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Employee Director Stock Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Ordinary Business Items
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Proxy Access Right
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Quorum Requirements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Right to Call Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Share Appreciation Rights/Amend Phantom Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Amend Terms of Outstanding Options
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Vote Requirements to Amend Articles/Bylaws/Charter
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Votes Per Share of Existing Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Animal Slaughter Methods
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Animal Testing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Animal Welfare
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Announce Vacancies on the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Anti-Discrimination Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Anti-Social Proposal
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) Nominated by Preferred Shareholders [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Appraiser/Special Auditor/Liquidator
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Appoint Auditors and Deputy Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Censor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Appoint Chairman of Internal Statutory Auditor(s) [and Approve His/Her Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Corporate Governance Compliance Auditors for Fiscal Year 20XX and/or Authorize Board to Fix Their remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Firm to Evaluate Performance of Directors and Fix the Firm's Fees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Internal Statutory Auditor(s) Nominated by Preferred Shareholders [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Internal Statutory Auditors (Bundled) [and Approve Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Accounting Treatment of Merger, Absorption, or Similar Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Acquisition OR Issue Shares in Connection with Acquisition
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Additional Income Allocation/Distribution
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Affiliation Agreements with Subsidiaries
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income and Class Share Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income and Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income/Distribution Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Alternative Equity Plan Financing
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Alternative Income Allocation/Distribution Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Amendments to Lending Procedures and Caps
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Annual Bonus Payment for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Asset Manager Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Audited Annual Report for the Fund
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Auditors and Authorize Board to Fix Their Remuneration Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Bond Repurchase
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Cancellation of Capital Authorization
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Capital Raising
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Change in Investment Objective
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Change of Fundamental Investment Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Change-of-Control Clause
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Charitable Donations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Commitment of Directors, Supervisors, Senior Managers and/or Controlling Shareholders in Connection with the Company's Business
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Company's Membership in an Association/Organizaton
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Compensation for Employees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Continuation of Company as Investment Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Control Share Acquisition
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Conversion from Closed-End to Open-End Fund
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Conversion to Series of Delaware Business Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Cost Auditors and Authorize Board to Fix Their Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Criteria for Measurement of Performance of the Board of Directors [and Sub-Committees]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Decrease in Size of Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Delisting of Shares from Stock Exchange
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Director Performance Evaluation Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Director/Officer Liability and Indemnification
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge - Miscellaneous
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Discharge of Board and President
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management and Supervisory Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management Board Member XXX/Executive Director XXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Supervisory Board Member XXX/Non-Executive Board Member XXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Supervisory Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Dispute Settlement with (Former) Director(s)/(Internal) Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Distribution Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Dividend Distribution Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Early Termination of Powers of Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Equity Compensation Plan (Italy)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Equity Plan Financing
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Exchange of Debt for Equity
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Executive Appointment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Executive Appointment
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Executive Share Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Financial Statements, Allocation of Income, and Discharge Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Formation of Holding Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Borrowing Powers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Limit on Foreign Shareholdings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Increase in Size of Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Investment Advisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Investment and Financing Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Investment in Another Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Equity or Equity-Linked Securities with or without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Preferred Stock without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Securities Convertible into Debt
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Issuance of Shares Below Net Asset Value (NAV)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Issuance of Shares for a Private Placement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Warrants/Convertible Debentures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Joint Venture Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Large-Scale Transaction with Right of Withdrawal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Listing of Shares on a Secondary Exchange
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Loan Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Meeting Procedures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Merger Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Merger by Absorption
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote CASE-BY-CASE	Global / Domestic	Always	Case-by-Case

Proposal Type: Approve Merger of Funds
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Minutes of Previous Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Modification in Share Ownership Disclosure Threshold
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Approve Multi-Manager Structure
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Non-Employee Director Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Employee Director Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Employee Director Stock Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve or Amend Option Plan for Overseas Employees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve or Amend Severance Agreements/Change-in-Control Agreements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Outside Director Stock Awards/Options in Lieu of Cash
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Plan of Liquidation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Pledging of Assets for Debt
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Political Donations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Procurement of Legal Services
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Provision for Asset Impairment
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Provisionary Budget and Strategy for Fiscal Year 20XX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Public Offering of Shares in Subsidiary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Publication of Information in English
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if purchase price is less than 85% of market value	Domestic	Exercise Price as percentage of Fair Market Value Is Less than 85 Percent	Against
2	Vote AGAINST if more than 10% of outstanding shares	Domestic	Potential Voting Power Dilution Percentage Is Greater than 10 Percent	Against
3	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Approve Recapitalization Plan for all Stock to Have One-vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Recapitalization Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Reduction in Share Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Reduction/Cancellation of Share Premium Account
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Directors and/or Committee Members
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Executive Directors and/or Non-Executive Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Members of Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Reorganization/Restructuring Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Repricing of Options
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Request for Bankruptcy Protection
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Retirement Bonuses for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Retirement Bonuses for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Retirement Bonuses for Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Reverse Stock Split
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Sale of Company Assets
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Scheme of Arrangement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Share Appreciation Rights/Approve Phantom Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Share Plan Grant
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Shares Issued for a Private Placement to a Director or Executive
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve SPAC Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Special Auditors' Report Regarding Related-Party Transactions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Special Bonus for Family of Deceased Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Bonus for Family of Deceased Statutory Auditor
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Bonuses for Families of Deceased Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Payments to Continuing Directors in Connection with Abolition of Retirement Bonus System
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Special/Interim Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Spin-Off Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Squeeze-Out of Minority Shareholders by the Majority Shareholder
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Standard Accounting Transfers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Statutory Appointments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Stock Dividend Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock Option Plan for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Stock Option Plan Grants
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock Split
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock/Cash Award to Executive
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Supervisory Board Remuneration Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Suspension of Shares from Trading
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Tender Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve the Destruction of Proxies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve the Spill Resolution
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Transaction with a Related Party
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Treatment of Net Loss
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Unlimited Capital Authorization
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Use of Proceeds from Fund Raising Activities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve X as Trustee of the Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve XX XXX, 20XX, as Record Date for Effectiveness of This Meeting's Resolutions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend All Employee Option Schemes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend All Employee Share Schemes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Board Committee Policy/Charter/Regulations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Bonus Matching Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Bundled Remuneration Plans
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Conversion of Securities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Corporate Social Responsibility Charter/Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Deferred Share Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Employee Share Ownership Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Employment Agreements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Executive Incentive Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Executive/Director Loans
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Investment in Project
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Investment or Operation Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Issuance of Warrants Reserved for Founders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve/Amend Loan Guarantee to Subsidiary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Non-Employee Director Deferred Share Unit Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Profit Sharing Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on General Meetings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Regulations on Management
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Retirement Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Securities Transfer Restrictions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Stock Ownership Limitations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Stock-for-Salary/Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Subadvisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Terms of Poison Pill
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Re-Approve Performance Metrics for Qualification under the Provisions of Section 162(m)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: As a Preferred Shareholder, request a separate minority election of a member of the Fiscal Council under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: As a Preferred Shareholder,request a separate minority election of a member of the Board of Directors under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: As an Ordinary Shareholder, request a separate minority Election of a Member of the Board of Directors under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: As an Ordinary Shareholder, request a separate minority Election of a Member of the Fiscal Council under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Auditor Rotation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize a New Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board Chairman to Serve as CEO
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fill Vacancies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fix Remuneration of External Auditor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fix Remuneration of Internal Statutory Auditor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Submitted to Shareholder Vote Above
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Authorize Board to Ratify and Execute Approved Resolutions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Repurchase Shares in the Event of a Public Tender Offer or Share Exchange Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Authorize Board to Set Issue Price for 10 Percent of Issued Capital Pursuant to Issue Authority without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Set Terms of Preferred
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Capital Increase for Future Share Exchange Offers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Company Subsidiary to Purchase Shares in Parent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Directed Share Repurchase Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Filing of Required Documents/Other Formalities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Bonds/Debentures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Bonds/Debentures
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Investment Certificates
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Preferred Stock with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Management Board Not to Disclose Individualized Remuneration of its Members
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize New Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Reissuance of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Authorize Repurchase of Debt Instruments and Reissuance of Repurchased Debt Instruments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program and Cancellation of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program and Reissuance of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize the Company to Call EGM with Two Weeks Notice
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Use of Financial Derivatives
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Avoid Support of Abortion-Related Activities
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Black Economic Empowerment(BEE)Transactions(SouthAfrica)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Board Diversity
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Bondholder ProposalXXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Bundled Say on Pay/Golden Parachute Advisory Vote
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Burma - Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Call the Meeting to Order
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Company Name
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Date/Location of Annual Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Date/Time of Annual Meeting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Fiscal Year End
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Jurisdiction of Incorporation [ ]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Location of Registered Office/Headquarters
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change of Corporate Form
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Range for Size of the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Size of Board of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Charitable Contributions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: China Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Classify Board and Elect Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Classify the Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Claw-back Statements under Restatements
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Climate Change
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Climate Change Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Close Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Community - Environment Impact
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company Specific - Equity Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company Specific Organization Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company Specific--Board-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company-Specific -- Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific -- Shareholder Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific Board-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific Compensation-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company-Specific--Compensation-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Company-Specific--Governance-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Company-Specific--Organization-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Consent to Amended Bond Indenture
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Consider Measures to Address the Decline in the Company's Net Asset Value Relative to Its Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Consider Non-Financial Effects of Mergers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Conversion Rights for SPAC
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Convert Closed-End Fund to Open-End Fund
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Convert Multiple Voting Shares to Common Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Country-by-Country Tax Reporting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Death Benefits / Golden Coffins
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Declassify the Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Declassify the Board of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Deliberations on Possible Legal Action Against Directors/(Internal) Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Deliberations on Possible Legal Action Against Directors/(Internal) Auditors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Designate Inspector or Shareholder Representative(s) of Minutes of Meeting and/or Vote Tabulation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate Newspaper to Publish Meeting Announcements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate Risk Assessment Companies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate X as Independent Proxy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Disclose Information on Compensation Consultant
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Disclose Prior Government Service
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Discuss/Approve Company's Corporate Governance Structure/Statement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Discussion of Supervisory Board Profile
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Dismiss/Remove Director(s)/Auditor(s) (Non-contentious)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Dismiss/Remove Directors (Contentious)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Dismiss/Remove Statutory Auditor(s)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Do you wish to request installation of a Fiscal Council, under the terms of Article 161 of the Brazilian Corporate Law?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect a Shareholder-Nominee to the Board (Non-Proxy-Access Nominee)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect a Shareholder-Nominee to the Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect a Shareholder-Nominee to the Supervisory Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Elect Alternate Director Nominated by Preferred Shareholders
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Alternate/Deputy Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Board Chairman/Vice-Chairman
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Board of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Board Representative for Holders of Savings Shares and Fix His/Her Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Chairman of Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Company Clerk/Secretary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Cumulative Voting or More Nominees Than Board Seats)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Cumulative Voting or More Nominees Than Board Seats)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Not Cumulative Voting but more candidates than board seats)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Director and Approve Director's Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if did not attend more than 75% Meetings	Domestic	Director DID NOT attend at least 75% of meetings last year	Against
2	Vote AGAINST if majority of board is not independent	Domestic	Majority of Board is NOT Independent	Against
3	Vote WITHHOLD if did not attend more than 75% Meetings	Domestic	Director DID NOT attend at least 75% of meetings last year	Withhold
4	Vote WITHHOLD if majority of board is not indpendent	Domestic	Majority of Board is NOT Independent	Withhold
5	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Elect Directors (Bundled Management Slate)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled Opposition Slate)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled) and Approve Their Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Directors (Management Slate)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Directors (Opposition Slate)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Member(s) of X Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members and Deputy Members of Corporate Assembly and/or Committee of Representatives
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Audit Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Audit Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Nominating Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Nominating Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Members of Remuneration Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Members of Remuneration Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of X Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Minority Representative under Majority Board Election
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Minority Representative under Majority Fiscal Council Election
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Preferred Stock Director
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Representative of Employee Shareholders to the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Subsidiary Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Member
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Members (Bundled)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Members (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Cumulative Voting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Eliminate Cumulative Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate Discretionary Voting of Unmarked Proxies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate or Restrict Severance Agreements (Change-in-Control)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate or Restrict Shareholder Rights Plan (Poison Pill)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate/Adjust Par Value of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate/Restrict Right to Act by Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate/Restrict Right to Call a Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Employ Financial Advisor to Explore Alternatives to Maximize Value
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Employment Contract
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: End Production of Tobacco Products
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Energy Efficiency
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Environmental - Related (Japan)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish a Compensation Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish a Nominating Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Director Stock Ownership Requirement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Environmental/Social Issue Board Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish Mandatory Retirement Age for Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish Other Board Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Range for Board Size
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish SERP Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Shareholder Advisory Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Term Limits for Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish/Alter Mandatory Retirement Policy for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Facility Safety
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Fix Board Terms for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Fix Maximum Variable Compensation Ratio
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Fix Number of and Elect Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Fix Number of Directors and/or Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Gender Pay Gap
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Genetically Modified Organisms (GMO)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: GHG Emissions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Glass Ceiling
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Going Dark Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Grant Authority to Board to Implement Antitakeover Measures During a Takeover
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Grant Equity Award to Third Party
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Human Rights Risk Assessment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Hydraulic Fracturing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying a Controlling Shareholder
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying a Senior Officer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying an institutional investor as definaed in the Supervision Financial Services Regulations 2009 or Joint Investment Trust Law 1994
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: If Cumulative Voting Is adopted, do you wish to equally distribute your votes to all nominees OR equally distribute for each supported nominee?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: If neither class of shares reaches the minimum quorum to elect board representative, use your votes to elect the candidate with more votes for both.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: If one of the nominees leaves the fiscal council slate due to a separate minority election, may your votes still be counted for the proposed slate?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Improve Human Rights Standards or Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: In Case of a Minority Separate Election, Would You Like to Cast Votes to the Minority Board Nominee Who Individually Obtains the Largest No of
Votes?
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: In Case of a Minority Separate Election, Would You Like to Cast Votes to the Minority Fiscal Council Nominee Who Ind Obtains the Largest No of
Votes?
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: In case there is any change to the Board Slate Composition, may your votes still be counted for the proposed slate?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: In the Event of a Second Call, the Voting Instructions Contained in this Proxy Card may also be Considered for the Second Call
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Income Inequality
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Increase Authorized Common Stock and Authorize New Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Increase Authorized Common Stock and Authorize New Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Increase Authorized Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Increase Authorized Preferred and Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Increase Authorized Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Increase Authorized Stock and Issue Equity or Equity-linked Securities with or without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Increase Disclosure of Executive Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Indicate Personal Interest in Proposed Agenda Item
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Indicate That You Do Not Have Personal Interest in Proposed Agenda Item
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Indicate X as Independent Board Member
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Initiate Share Repurchase Program
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Install and/or Fix Size of Fiscal Council
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Internet Censorship
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Inverse Controlling Shareholder Statement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Investment in Financial Products
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Limit Auditor from Providing Non-Audit Services
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit Composition of Committee(s) to Independent Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit Executive Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit/Prohibit Accelerated Vesting of Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Limit/Prohibit Executive Stock-Based Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limited Partnership/Limited Liability Corporation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Link Executive Pay to Social Criteria
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Liquidate Company Assets and Distribute Proceeds
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: MacBride Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Management Climate-Related Proposal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Mandatory Arbitration on Employment Related Claims
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Miscellaneous -- Equity Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Miscellaneous Mutual Fund - Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Miscellaneous Proposal - Environmental
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Miscellaneous Proposal - Social
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Miscellaneous Proposal: Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Miscellaneous Subsidiary Related - Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Non-Employee Director Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Open Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Operations in Hgh Risk Countries
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Operations in Protected Areas
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Opt Out of State's Control Share Acquisition Law
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Other Business
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Pay for Superior Performance
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Performance-Based and/or Time-Based Equity Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Permit Board to Amend Bylaws Without Shareholder Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Phase Out Nuclear Facilities
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Plant Closures and Outsourcing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Political Activities and Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Political Contributions and Lobbying
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Political Lobbying Disclosure
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Preferred Proposal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Prepare and Approve List of Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Prepare Report on Health Care Reform
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Prepare Tobacco-Related Report
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Private Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Product Toxicity and Safety
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Proposals Requesting Non-Binding Advisory Vote On Climate Action Plan
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Provide Directors May Only Be Removed for Cause
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide for Confidential Vote Tally
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide for Confidential Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide Proxy Access Right
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if less than 3% of total shareholder ownership	Domestic	Shareholder ownership requirement Is Less than 3 Percent	Against
2	Vote AGAINST if Minimum holding period is less than 3 years	Domestic	Holding Period Is Less than 3 Years	Against
3	Vote AGAINST if Board Percentage is more than 25%	Domestic	Maximum percentage of board nomination Is Greater than 25 Percent	Against
4	Vote FOR if all other rules pass	Global / Domestic	Always	For
Proposal Type: Provide Right to Act by Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Provide Right to Act by Written Consent
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Provide Right to Call Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Proxy Access
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if less than 3% of total shareholder ownership	Domestic	Shareholder ownership requirement Is Less than 3 Percent	Against
2	Vote AGAINST if Minimum holding period is less than 3 years	Domestic	Holding Period Is Less than 3 Years	Against
3	Vote AGAINST if Board Percentage is more than 25%	Domestic	Maximum percentage of board nomination Is Greater than 25 Percent	Against
4	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Proxy Voting Disclosure
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Publish Two Degree Scenario Analysis
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Put Repricing of Stock Options to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Racial Equity and/or Civil Rights Audit
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Ratify Alternate Auditor
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Ratify Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if Audit Fees do not exceed Non Audit Fees	Domestic	Audit Fees Percentage Is Less than or Equal to 50 Percent	Against
2	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Ratify Changes in the Composition of the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Ratify Past Allocation of Income and Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Ratify Past Issuance of Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Receive Consolidated Financial Statements and Statutory Reports (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Receive Financial Statements and Statutory Reports (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Receive/Approve Report/Announcement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Receive/Approve Special Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Recycling
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Redeem Shareholder Rights Plan (Poison Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reduce Authorized Common and/or Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Reduce Supermajority Vote Requirement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Reduce Supermajority Vote Requirement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Reduce Tobacco Harm to Health
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reimburse Proxy Contest Expenses
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reimburse Proxy Contest Expenses
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reincorporate in Another State [ ]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Removal of Existing Board Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Remove Age Restriction for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Remove Double-Voting Rights for Long-Term Registered Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Remuneration-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Renew Partial Takeover Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Renewable Energy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Report on Coffee Sourcing Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Report on EEO
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Report on Environmental Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Report on Pay Disparity
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require a Majority Vote for the Election of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Require Advance Notice for Shareholder Proposals/Nominations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Director Nominee Qualifications
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Directors Fees to be Paid in Stock
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Environmental/Social Issue Qualifications for Direct
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require Independent Board Chairman
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require Majority of Independent Directors on Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require More Director Nominations Than Open Seats
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Rescind Fair Price Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Restore or Provide for Cumulative Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Restore/Strengthen Shareholder Authority to Vote on Income Allocation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Restrict Spending on Climate Change-Related Analysis or Actions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Drug Pricing or Distribution
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Review Fair Lending Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Foreign Military Sales
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Impact of Pandemics
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Tobacco Marketing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Rotate Annual Meeting Location
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Seek Sale of Company/Assets
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Set Global Limit for Capital Increase to Result From All Issuance Requests
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Sever Links with Tobacco Industry
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Share Buyback Holding Period
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Share Re-registration Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Social Proposal
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Stock Retention/Holding Period
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Submit SERP to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Sustainability Activities and Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Sustainability Report
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: TARP Related Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: The Undersigned Hereby Certifies that the Shares Represented by this Proxy are Owned and Controlled by a @ Citizen
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Toxic Emissions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Transact Other Business (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Use GAAP for Executive Compensation Metrics
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Verifying Eligibility to Vote
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Waive Control Share Acquisition Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Waive Requirement for Mandatory Offer to All Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Weapons - Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Wood Procurement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Workplace Sexual Harassment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

PART C

OTHER INFORMATION

Item 28. Exhibits:

Unless noted otherwise, each of the following exhibits, each previously filed as an exhibit to a post-effective amendment to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) (“PEA”), is hereby incorporated herein by reference to the PEA stated below.

(a)	Articles of Incorporation.
(1)
Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit (a)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) on October 17, 2014.

	(2)	Restated Certificate of Trust of EA Series Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit (a)(4) with PEA 120 on May 13, 2022.
(b)	By-laws.
(1)
By-laws of the Registrant, previously filed as Exhibit (b)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) on October 17, 2014.

	(2)	Amended By-laws of the Registrant, previously filed as Exhibit (b) with PEA 275 on September 28, 2023.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust
		(i)	Article III: Shares

		(ii)	Article V: Shareholders’ Voting Powers and Meetings

		(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

		(iv)	Article VIII: Certain Transactions, Section 4

		(v)	Article X: Miscellaneous, Section 4

	(2)	By-Laws
		(i)	Article II: Meetings of Shareholders

		(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

		(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

		(iv)	Article VIII: Amendments, Section 1

(d)	Investment Advisory Agreements.
	(1)	Empowered Funds, LLC
		(i)	Multiple Funds — Investment Advisory Agreement dated November 11, 2024, previously filed as Exhibit (d)(79) with PEA 399 on November 21, 2024.
		(A)	Amended Schedule A dated March 6, 2026, previously filed as Exhibit (d)(1)(B) with PEA 589 on March 9, 2026.

(ii)
Alpha Architect ETFs — Investment Advisory Agreement dated September 6, 2024, with respect to the Alpha Architect US Equity ETF (AAUS), Alpha Architect International Equity ETF (AAGL), Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (d)(88) with PEA 397 on November 14, 2024.

	(iii)	Coastal Compass 100 ETF (ROPE) — Investment Advisory Agreement dated September 6, 2024, previously filed as Exhibit (d)(86) with PEA 398 on November 19, 2024.

	(iv)	Draco AI Evolution ETF (DRAI) — Investment Advisory Agreement dated June 24, 2024, previously filed as Exhibit (d)(74) with PEA 353 on June 26, 2024.

	(v)	Stance Sustainable Beta ETF (CHGX) — Investment Advisory Agreement dated September 4, 2024, previously filed as Exhibit (d)(81) with PEA 357 on September 13, 2024.

(2)	Alpha Architect, LLC
(i)
Multiple Funds — Investment Sub-Advisory Agreement dated June 21, 2024, with respect to the Alpha Architect U.S. Quantitative Value ETF (QVAL), Alpha Architect International Quantitative Value ETF (IVAL), Alpha Architect U.S. Quantitative Momentum ETF (QMOM), Alpha Architect International Quantitative Momentum ETF (IMOM), Alpha Architect Global Factor Equity ETF (AAVM), and Alpha Architect High Inflation and Deflation ETF (HIDE), previously filed as Exhibit (d)(88) with PEA 364 on August 16, 2024.

(A)
Amended Schedule A dated February 1, 2026 with respect to Alpha Architect US Equity ETF (AAUS), Alpha Architect International Equity ETF (AAGL), Alpha Architect US Equity 2 ETF (AAEQ), and Alpha Architect US Equity Growth ETF (AAGW), Alpha Architect US Equity 3 ETF (AAUA), Alpha Architect US Equity 4 ETF (AAUB), Alpha Architect US Equity 5 ETF (AAUD), and Alpha Architect US Equity 6 ETF (AAUE) - previously filed as Exhibit (D)(3)(I)(A) with PEA 578 on January 28, 2026.

(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (d)(90) with PEA 397 on November 14, 2024.

(iii)
Multiple Funds — Investment Sub-Advisory Agreement with respect to Alpha Architect 1-3 Month Box ETF (BOXX) and Alpha Architect Tail Risk ETF (CAOS), previously filed as Exhibit (d)(2)(iii) with PEA 530 on September 12, 2025.

(3)
Alpha Blue Capital Management LP — Investment Sub-Advisory Agreement dated December 12, 2023, with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF (ABCS), previously filed as Exhibit (d)(64) with PEA 318 on December 12, 2023.

(4)
Altrius Capital Management, Inc. — Investment Sub-Advisory Agreement dated September 26, 2022, with respect to the Altrius Global Dividend ETF (DIVD), previously filed as Exhibit (d)(45) with PEA 174 on September 26, 2022.

(5)
Amplius ETF Advisors, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Amplius Aggressive Allocation ETF (AAAA), previously filed as Exhibit (d)(100) with PEA 473 on April 25, 2025.

(6)
Angel Oak Advisors, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Strive Total Return Bond ETF (STXT) and Strive Enhanced Income Short Maturity ETF (BUXX), previously filed as Exhibit (d)(6) with PEA 548 on October 28, 2025.

(7)	AOT Invest LLC
	(i)	AOT Growth and Innovation ETF (AOTG) — Investment Sub-Advisory Agreement dated June 17, 2022, previously filed as Exhibit (d)(37) with PEA 134 on June 22, 2022.
	(ii)	AOT Software Platform ETF (AOTS) — Investment Sub-Advisory Agreement dated December 10, 2025, previously filed as Exhibit (d)(7)(ii) with PEA 564 on December 12, 2025.

(8)	Argent Capital Management
	(i)	Argent Mid Cap ETF (AMID) — Investment Sub-Advisory Agreement dated June 17, 2022, previously filed as Exhibit (d)(35) with PEA 153 on August 15, 2022.
(ii)
Argent Focused Small Cap ETF (ALIL) and Argent Large Cap ETF (ABIG) — Amended Investment Sub-Advisory Agreement dated February 7, 2025, previously filed as Exhibit (d)(19)(i) with PEA 456 on March 20, 2025.

(9)	Arin Risk Advisors, LLC
(i)
Alpha Architect ETFs — Investment Sub-Advisory Agreement dated November 4, 2022, with respect to the Alpha Architect Tail Risk ETF (CAOS) and Alpha Architect 1-3 Month Box ETF (BOXX) previously filed as Exhibit (d)(53) with PEA 191 on November 10, 2022.

(A)
Amended Schedule A dated September 6, 2024, with respect to the Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF(BOXR), previously filed as Exhibit (d)(33)(i) with PEA 397 on November 14, 2024.

	(ii)	Arin Tactical Tail Risk ETF (ATTR) — Investment Sub-Advisory Agreement, previously filed as Exhibit (d)(9)(ii) with PEA 526 on August 29, 2025.
	(iii)	BufferLABS US Equity Dynamic Buffer ETF (BFLB) — Investment Sub-Advisory Agreement dated September 5, 2025, previously filed as Exhibit (d)(9)(iii) with PEA 534 on September 22, 2025.
(iv)
Castellan ETFs — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Castellan Targeted Equity ETF (CTEF) and Castellan Targeted Income ETF (CTIF), previously filed as Exhibit (d)(110) with PEA 501 on June 9, 2025.

	(v)	MRBL ETFs — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the MRBL Enhanced Equity ETF (EDGE), previously filed as Exhibit (d)(93) with PEA 425 on January 15, 2025.

(10)
ARS Investment Partners, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the ARS Core Equity Portfolio ETF and ARS Focused Opportunities Strategy ETF (AFOS), previously filed as Exhibit (d)(105) with PEA 493 on May 30, 2025.

(11)
Astoria Portfolio Advisors, LLC — Investment Sub-Advisory Agreement dated June 9, 2023, with respect to Astoria US Equal Weight Quality Kings ETF (ROE), previously filed as Exhibit (d)(47) with PEA 255 on July 24, 2023.

(i)
Amended Schedule A dated April 25, 2025, with respect to the Astoria US Quality Growth Kings ETF (GQQQ), Astoria International Quality Growth Kings ETF (IROE), Astoria US Small Cap Quality Growth Kings ETF (SROE), EA Astoria Dynamic Core US Fixed Income ETF (AGGA), and Astoria US Enhanced Core Equity ETF (LCOR), previously filed as Exhibit (d)(47) with PEA 481 on May 7, 2025.

(12)	Avory & Co. — Investment Sub-Advisory Agreement dated December 10, 2025 with respect to the Avory Foundational ETF (AVRY), previously filed as Exhibit (d)(12) with PEA 567 on December 19, 2025.

(13)
Avos Capital Management, LLC — Investment Sub-Advisory Agreement dated January 16, 2026 with respect to the Avos Global Equities ETF (AVOS) previously filed as Exhibit (d)(14) with PEA 579 on January 28, 2026.

(14)	Bastion Fiduciary, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the Bastion Energy ETF (BESF), previously filed as Exhibit (d)(98) PEA 443 on February 18, 2025.

(15)
Beacon Capital Management, Inc. — Investment Sub-Sub-Advisory Agreement dated July 30, 2025, with respect to the EA Astoria Dynamic Core US Fixed Income ETF (AGGA), previously filed as Exhibit (d)(14) PEA 540 on September 26, 2025.

(16)
Bridges Capital, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Bridges Capital Tactical Equity (BDGS), previously filed as Exhibit (d)(57) with PEA 227 on April 5, 2023.

(17)	Bridgeway Capital Management, LLC
	(i)	Multiple Funds — Investment Sub-Advisory Agreement dated June 17, 2022, with respect to the EA Bridgeway Blue Chip ETF (BBLU), previously filed as Exhibit (d)(41) with PEA 231 on April 19, 2023.
	(A)	Amended Schedule A dated September 26, 2022, with respect to the EA Bridgeway Omni Small-Cap Value ETF (BSVO), previously filed as Exhibit (d)(41)(i) with PEA 199 on December 19, 2022.
	(ii)	Multiple Funds — Investment Sub-Advisory Agreement- to be filed by amendment.

(18)	Burke Wealth Management LLC - Investment Sub-Advisory Agreement - to be filed by amendment.

(19)	The Burney Company
	(i)	Burney U.S. Factor Rotation ETF (BRNY) — Investment Sub-Advisory Agreement dated September 26, 2022, previously filed as Exhibit (d)(18)(i) with PEA 553 on November 18, 2025.
	(ii)	Burney U.S. Equity Select ETF (BRES) —Investment Sub-Advisory Agreement dated July 18, 2025, previously filed as Exhibit (d)(29)(i) with PEA 525 on August 22, 2025

(20)
Cambria Investment Management, L.P. — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Cambria Global Shareholder Yield ETF (AYLD), Cambria Tax Aware ETF (TAX), and Cambria Endowment Style ETF (ENDW), previously filed as Exhibit (d)(85) with PEA 382 on October 1, 2024.

(i)
Amended Schedule A dated April 25, 2025, with respect to the Cambria Global Equal Weight ETF (GEW) and Cambria US Equal Weight ETF (USEW), Cambria Endowment Style 2 ETF (ENDQ), Cambria US Large Cap Equity ETF (USLE), Cambria Global EW 2 ETF (GEQ), and Cambria Global EW 3 ETF (GEX), previously filed as Exhibit (d)(21)(i) with PEA 584 on February 25, 2026.

(21)
Castellan Group, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Castellan Targeted Equity ETF (CTEF) and Castellan Targeted Income ETF (CTIF), previously filed as Exhibit (d)(109) with PEA 501 on June 9, 2025.

(22)
City Different Investments — Investment Sub-Advisory Agreement dated July 18, 2025, with respect to the City Different Investments SMID Cap Core Equity ETF (CDSM) and City Different Investments Global Equity ETF (CDIG), previously filed as Exhibit (d)(20) with PEA 529 on September 10, 2025.

(23)
Cloverpoint, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Cloverpoint Core Alpha US ETF (CAUS), Cloverpoint Core Alpha International ETF (CAIN), Cloverpoint Core Alpha Global ETF (CAGB), and Cloverpoint Core Alpha Power Evolution ETF (CAPF), previously filed as Exhibit (d)(106) with PEA 505 on June 13, 2025.

(24)
Coastal Equity Management, LLC — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Coastal Compass 100 ETF (ROPE), previously filed as Exhibit (d)(87) with PEA 398 on November 19, 2024.

(25)
Concourse Capital Advisors, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Concourse Capital Focused Equity ETF (CCFE), previously filed as Exhibit (d)(104) with PEA 499 on June 6, 2025.

(26)
Consilium Investment Management, LLC – Investment Sub-Advisory Agreement dated March 6, 2026, with respect to the Sophus Capital Emerging Market Small Cap ETF (EMSC) and Sophus Capital Emerging Market ETF (EMEM), previously filed as Exhibit (d)(26) with PEA 589 on March 9, 2026.

(27)	Dakota Wealth, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Dakota Active Equity ETF (DAK), previously filed as Exhibit (d)(107) with PEA 508 on June 20, 2025.

(28)
Dividend Assets Capital, LLC — Investment Sub-Advisory Agreement dated October 10, 2025, with respect to the DAC 3D Dividend Growth ETF (DVGR), previously filed as Exhibit (d)(26) with PEA 561 on December 1, 2025.

(29)	Draco Evolution Corp. — Investment Sub-Advisory Agreement dated June 24, 2024, with respect to the Draco AI Evolution ETF (DRAI), previously filed as Exhibit (d)(75) with PEA 353 on June 26, 2024.

(30)
Euclidean Technologies Management, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Euclidean Fundamental Value ETF (ECML) previously filed as Exhibit (d)(55) with PEA 228 on April 6, 2023.

(31)
Freedom Day Solutions, LLC — Investment Sub-Advisory Agreement dated April 30, 2021, with respect to the Freedom Day Dividend ETF (MBOX), previously filed as Exhibit (d)(11) with PEA 67 on May 3, 2021.

(32)	Gadsden, LLC — Investment Sub-Advisory Agreement dated October 31, 2020, with respect to Gadsden Dynamic Multi-Asset ETF (GDMA), previously filed as Exhibit (d)(6) with PEA 41 on November 23, 2020.

(33)
GuruFocus Investments, LLC — Investment Sub-Advisory Agreement dated December 13, 2021, with respect to the Guru Favorite Stocks ETF (GFGF), previously filed as Exhibit (d)(23) with PEA 99 on December 14, 2021.

(34)
Honeytree Investment Management Ltd. — Investment Sub-Advisory Agreement dated June 9, 2023, with respect to the Honeytree U.S. Equity ETF (BEEZ), previously filed as Exhibit (d)(62) with PEA 300 on November 1, 2023.

(35)	Humilis Investment Strategies, LLC – Investment Sub-Advisory Agreement - To be filed by amendment.

(36)
Intelligent Alpha — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Intelligent Livermore ETF (LIVR), Intelligent Omaha ETF (AIWB), Intelligent Equal Select ETF (ALPA), Intelligent Tech Focus ETF (QQAI), and Intelligent Small Cap Select ETF (AISM), previously filed as Exhibit (d)(78) with PEA 373 on September 10, 2024.

(37)	JLens — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the JLens 500 Jewish Advocacy U.S. ETF (TOV), previously filed as Exhibit (d)(80) with PEA 405 on November 25, 2024.

(38)
Keating Investment Counselors, Inc — Investment Sub-Advisory Agreement dated December 12, 2023, with respect to the Keating Active ETF (KEAT), previously filed as Exhibit (d)(73) with PEA 328 on February 9, 2024.

(39)
Madison Avenue Financial Solutions, LLC — Investment Sub-Advisory Agreement dated October 31, 2023 with respect to the TBG Dividend Focus ETF (TBG), previously filed as Exhibit (d)(54) with PEA 301on November 2, 2023.

(40)	Manzil Inc. — Investment Sub-Advisory Agreement with respect to the Manzil Russell Halal USA Broad Market ETF (MNZL), previously filed as Exhibit (d)(37) with PEA 563 on December 4, 2025.

(41)
MarketDesk Indices, LLC — Investment Sub-Advisory Agreement dated September 15, 2023, with respect to the MarketDesk Focused U.S. Dividend ETF (FDIV), previously filed as Exhibit (d)(50) with PEA 273 on September 15, 2023.

(i) Amended Schedule A dated February 7, 2025 with respect to MarketDesk Focused U.S. Momentum ETF (FMTM), previously filed as Exhibit (d)(48)(a) with PEA 449 on March 4, 2025.

(42)
Matrix Asset Advisors, Inc. — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the Matrix Advisors Value ETF (MAVF), previously filed as Exhibit (d)(95) with PEA 419 on December 23, 2024.

(43)
McCarthy & Cox Retirement & Estate Specialists, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the MC Trio Buffered ETF (TRIO), previously filed as Exhibit (d)(99) with PEA 444 on February 21, 2025.

(44)
Militia Investments, LLC — Investment Sub-Advisory Agreement dated December 16, 2024, with respect to the Militia Long/Short Equity ETF (ORR), previously filed as Exhibit (d)(91) with PEA 418 on December 23, 2024.

(45)	MKAM ETF LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the MKAM ETF (MKAM) previously filed as Exhibit (d)(59) with PEA 229 on April 6, 2023.

(46)	Moonvest LLC - Investment Sub-Advisory Agreement dated March 6, 2026, with respect to the Moonvest ETF (MNVT), previously filed as Exhibit (d)(46) with PEA 591 on March 13, 2026.

(47)
Morgan Dempsey Capital Management, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Morgan Dempsey Large Cap Value ETF (MDLV), previously filed as Exhibit (d)(61) with PEA 231 on April 19, 2023.

(48)
MRBL Management, LLC — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the MRBL Enhanced Equity ETF (EDGE), previously filed as Exhibit (d)(92) with PEA 425 on January 15, 2025.

(49)
NextGen EMP, Inc. — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the Efficient Market Portfolio Plus ETF (EMPB) and Efficient Market Portfolio Long ETF (EMPL), previously filed as Exhibit (d)(97) with PEA 409 on December 6, 2024.

(50)
Ogard Capital Market Research, LLC — Investment Sub-Advisory Agreement with respect to the BufferLABS US Equity Dynamic Buffer ETF (BFLB), previously filed as Exhibit (d)(45) with PEA 534 on September 22, 2025.

(51)	Optimal Tax Asset Management, Inc. - Investment Sub-Advisory Agreement - To be filed by amendment.

(52)	Orcam Financial Group, LLC
(i)
Discipline Fund ETF (DSCF) — Investment Sub-Advisory Agreement dated September 15, 2021, with respect to the Discipline Fund ETF (DSCF), previously filed as Exhibit (d)(21) with PEA 86 on September 15, 2021.

	(A)	Amendment No. 1 dated October 10, 2025, previously filed as Exhibit (d)(47)(i)(A) with PEA 555 on November 21, 2025.
(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 5, 2025, with respect to Defined Duration 5 ETF (DDV) and Defined Duration 20 ETF (DDXX), previously filed as Exhibit (d)(45)(ii) with PEA 542 on October 16, 2025.

(53)	Rainwater Equity, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Rainwater Equity ETF (RW), previously filed as Exhibit (d)(102) with PEA 483 on May 9, 2025.

(54)	Raub Brock Capital Management, LP - Investment Sub-Advisory Agreement - To be filed by amendment.

(55)
Relative Sentiment Technologies, LLC — Investment Sub-Advisory Agreement dated March 18, 2022, with respect to the Relative Sentiment Tactical Allocation ETF (MOOD), previously filed as Exhibit (d)(33) with PEA 115 on April 1, 2022.

(56)
Research Affiliates, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the RACWI US ETF (RAUS) and Research Affiliates Deletions ETF (NIXT), previously filed as Exhibit (d)(108) with PEA 507 on June 18, 2025.

(57)	Ritholtz Wealth Management - Investment Sub-Advisory Agreement - To be filed by amendment.

(58)
The Rock Creek Group, LP — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the RockCreek Global Equality ETF (RCGE), previously filed as Exhibit (d)(96) with PEA 441 on February 14, 2025.

(59)
Sapient Capital, LLC — Investment Sub-Advisory Agreement dated December 10, 2025, with respect to the Sapient Quality Select ETF (SQS), previously filed as Exhibit (d)(54) with PEA 570 on January 9, 2026.

(60)
Sarmaya Partners, LLC — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the Sarmaya Thematic ETF (LENS), was previously filed as Exhibit (d)(83) with PEA 433 on January 24, 2025.

(61)
Sepio Capital, L.P. — Investment Sub-Advisory Agreement dated March 7, 2025, with respect to the Bushido Capital US Equity ETF (SMRI) and Bushido Capital US SMID Cap Equity ETF (RNIN), previously filed as Exhibit (d)(43) with PEA 468 on April 10, 2025.

(62)
Sequoia Financial Group, LLC — Investment Sub-Advisory Agreement dated March 7, 2025, with respect to the CCM Global Equity ETF (CCMG), previously filed as Exhibit (d)(110) with PEA 461 on March 27, 2025.

(63)	Significance Capital Management LLC - Investment Sub-Advisory Agreement - to be filed by amendment.

(64)	Smart Money Group, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the Yoke Core ETF (YOKE), previously filed as Exhibit (d)(94) with PEA 439 on February 7, 2025.

(65)	Sparkline Capital LP
	(i)	Sparkline Intangible Value ETF (ITAN) — Investment Sub-Advisory Agreement dated June 22, 2021, previously filed as Exhibit (d)(15) with PEA 67 on June 23, 2021.
	(A)	Amended Schedule A dated September 6, 2024, previously filed as Exhibit (d)(9)(i) with PEA 372 on September 6, 2024.
(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 4, 2024, with respect to the Sparkline International Intangible Value ETF (DTAN), Sparkline US Small Cap Intangible Value ETF (STAN), and Sparkline Emerging Markets Intangible Value ETF (ETAN), previously filed as Exhibit (d)(75) with PEA 372 on September 6, 2024.

(66)
Stance Capital, LLC — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Stance Sustainable Beta ETF (CHGX), previously filed as Exhibit (d)(81) with PEA 357 on September 13, 2024.

(67)
Stock Snips, Inc. — Investment Sub-Advisory Agreement dated March 9, 2024, with respect to StockSnips AI-Powered Sentiment US All Cap ETF (NEWZ), as previously filed as Exhibit (d)(56) with PEA 342 on April 8, 2024.

(68)
Strive Asset Management, LLC — Investment Sub-Advisory Agreement dated July 26, 2022, with respect to the Strive U.S. Energy ETF (DRLL), Strive U.S. Semiconductor ETF (SHOC), Strive U.S. Technology ETF (STXT) and Strive Emerging Ex-China ETF (STXE), previously filed as Exhibit (d)(43) with PEA 146 on August 4, 2022.

	(i)	Amended Schedule A dated June 7, 2024, with respect to the Strive International Developed Markets ETF (STXI), previously filed as Exhibit (d)(27)(i) with PEA 351 on June 11, 2024.

(69)
Suncoast Equity Management, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Suncoast Select Growth ETF (SEMG), previously filed as Exhibit (d)(103) with PEA 482 on May 7, 2025.

(70)	Towle & Co. — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Towle Value ETF (TCV), previously filed as Exhibit (d)(114) with PEA 513 on July 11, 2025.

(71)
Variant Perception, LLC — Investment Sub-Advisory Agreement dated December 10, 2025 with respect to the Variant Perception Cycle Aware US Equity ETF (VPX), previously filed as Exhibit (d)(63)(i) with PEA 566 on December 15, 2025.

(72)
Warren Street Wealth Advisors — Investment Sub-Advisory Agreement with respect to the Warren Street Global Equity ETF (WSGE) and Warren Street Global Bond ETF (WSGB), previously filed as Exhibit (d)(61) with PEA 537 on September 24, 2025.

(73)
White Wolf Capital Advisors, LLC — Investment Sub-Advisory Agreement dated September 9, 2023, with respect to the WHITEWOLF Publicly Listed Private Equity ETF (LBO) and WHITEWOLF Commercial Real Estate Finance Income ETF (CREF), previously filed as Exhibit (d)(52) with PEA 278 on October 3, 2023.

(e)	Underwriting Contracts.
	(1)	ALPS Distributors, Inc.
		(i)	Distribution Agreement dated October 14, 2024, previously filed as Exhibit (e)(3) with PEA 388 on October 24, 2024.
		(A)	Amended Appendix A dated January 16, 2026, previously filed as Exhibit (e)(1)(i)(A) with PEA 584 on February 25, 2026.
		(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(4) with PEA 382 on October 1, 2024.

	(2)	Pine Distributors LLC
		(i)	Distribution Agreement dated August 1, 2025, previously filed as Exhibit (e)(3)(i) with PEA 529 on September 10, 2025.
		(A)	Amendment No. 5 to the Distribution Agreement dated March 6, 2026, previously filed as Exhibit (e)(2)(i)(A) with PEA 591 on March 13, 2026.
		(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(3)(ii) with PEA 529 on September 10, 2025.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custodian Agreements
(1)
Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit (g)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

		(i)	Thirtieth Amendment and Amended Exhibit C, previously filed as Exhibit g(1)(i) with PEA 254 on July 21, 2023.
		(ii)	Fifty-third Amendment and Amended Exhibit B, previously filed as Exhibit (g)(1)(ii) with PEA 591 on March 13, 2026.

(h)	Other Material Contracts.
(1)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit.(h)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

		(i)	Thirtieth Amendment and Amended Exhibit B, previously filed as Exhibit (h)(1)(i) with PEA 254 on July 21, 2023.
		(ii)	Fifty-third Amendment and Amended Exhibit A, previously filed as Exhibit (h)(1)(ii) with PEA 591 on March 13, 2026.

(2)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit (h)(2) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

		(i)	Thirtieth Amendment and Amended Exhibit C, previously filed as Exhibit (h)(2)(i) with PEA 254 on July 21, 2023.
		(ii)	Fifty-third Amendment and Amended Exhibit A, previously filed as Exhibit (h)(2)(ii) with PEA 591 on March 13, 2026.

(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit (h)(3) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

	(i)	Thirtieth Amendment and Amended Exhibit B, previously filed as Exhibit (h)(3)(i) with PEA 254 on July 21, 2023.
	(ii)	Addendum to Fund Accounting Servicing Agreement dated August 25, 2025, previously filed as Exhibit (h)(3)(ii) with PEA 548 on October 28, 2025.
	(iii)	Fifty-third Amendment and Amended Exhibit A, previously filed as Exhibit (h)(3)(iii) with PEA 591 on March 13, 2026.

(4)	Index Licensing Agreements.
	(i)	Freedom 100 Emerging Markets ETF (FRDM)
	(A)	Index License Agreement dated May 6, 2019, previously filed as Exhibit (h)(5) with PEA 17 on May 17, 2019.
	(B)	Sublicense Agreement dated May 17, 2019, previously filed as Exhibit (h)(6) with PEA 17 on May 17, 2019.

	(ii)	JLens 500 Jewish Advocacy U.S. ETF (TOV) - License Agreement dated November 11, 2024, previously filed as Exhibit (h)(29) on November 25, 2024.

	(iii)	RACWI US ETF (RAUS) - Sublicense Agreement dated June 6, 2025, previously filed as Exhibit (h)(27) with PEA 507 on June 18, 2025.

	(iv)	Research Affiliates Deletions ETF (NIXT) - Sublicense Agreement dated June 7, 2024, previously filed as Exhibit (h)(26) with PEA 370 on September 3, 2024.

	(v)	Stance Sustainable Beta ETF (CHGX) - Index License Agreement dated September 12, 2024, previously filed as Exhibit (h)(28) with PEA 375 on September 13, 2024.

	(vi)	Strive ETFs
(A)
Empowered Funds, LLC - Master Index Services License Agreement dated October 25, 2022, with Bloomberg Index Services Limited, on behalf of the Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), Strive 1000 Dividend Growth ETF (STXD) and Strive Natural Resources and Security ETF (FTWO), previously filed as Exhibit (h)(21) with PEA 188 on November 4, 2022.

(B)
Strive Asset Management, LLC - Master Index Services License Agreement dated October 3, 2022, with Bloomberg Index Services Limited, on behalf of the Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), Strive 1000 Dividend Growth ETF (STXD) and Strive Natural Resources and Security ETF (FTWO), previously filed as Exhibit (h)(22) with PEA 188 on November 4, 2022.

	(1)	Amended Service Schedule dated October 6, 2022, on behalf of the Strive 500 ETF (STRV), previously filed as Exhibit (h)(27) with PEA 332 on March 11, 2024.
	(2)	Amended Service Schedule dated March 13, 2024, on behalf of the Strive U.S. Semiconductor ETF (SHOC), previously filed as Exhibit (h)(29) with PEA 332 on March 11, 2024.
	(3)	Amended Service Schedule dated March 1, 2024, on behalf of the Strive Mid-Cap ETF (STXM), previously filed as Exhibit (h)(23) with PEA 332 on March 11, 2024.

(5)	Fee Waiver Agreements.

(i)
Alpha Architect ETFs - Fee Waiver Agreement with respect to Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (h)(31) with PEA 397 on November 14, 2024.

	(ii)	Alpha Architect High Inflation and Deflation ETF (HIDE) - Fee Waiver Agreement, previously filed as Exhibit (h)(20) with PEA 192 on November 15, 2022.

	(iii)	Alpha Architect Tail Risk ETF (CAOS) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(iii) with PEA 530 on September 12, 2025.

	(iv)	Alpha Architect 1-3 Month Box ETF (BOXX) - Fee Waiver Agreement, previously filed as Exhibit (h)(24) with PEA 193 on November 15, 2022.

	(v)	Amplius Aggressive Asset Allocation ETF (AAAA) - Fee Waiver Agreement - to be filed by subsequent amendment.

	(vi)	Arin Tactical Tail Risk ETF (ATTR) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(vii) with PEA 526 on August 29, 2025.

	(vii)	CCM Global Equity ETF (CCMG) - Fee Waiver Agreement, previously filed as Exhibit (h)(18) with PEA 308 on November 21, 2023.

	(viii)	Defined Duration ETFs
	(A)	Defined Duration 10 ETF (DDX) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(viii)(A) with PEA 555 on November 21, 2025.
	(B)	Defined Duration 5 ETF (DDV) and Defined Duration 20 ETF (DDXX) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(viii)(B) with PEA 555 on November 21, 2025.

	(ix)	Keating Active ETF (KEAT) - Fee Waiver Agreement - to be filed by subsequent amendment.

	(x)	RACWI US ETF (RAUS) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xi) with PEA 546 on October 23, 2025.

	(xi)	Research Affiliates Deletions ETF (NIXT) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xii) with PEA 546 on October 23, 2025.

(6)	12d1-4 Fund of Fund Investment Agreements
	(i)	American Century ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(i) with PEA 529 on September 10, 2025.
	(A)	Amended Appendix A, previously filed as Exhibit (h)(6)(i)(A) with PEA 529 on September 10, 2025.

	(ii)	Cambria ETF Trust
	(A)	Acquired Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ii) with PEA 529 on September 10, 2025.
	(B)	Acquiring Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ii)(B) with PEA 567 on December 19, 2025.

	(iii)	Dimensional ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iii) with PEA 529 on September 10, 2025.

		(iv)	DoubleLine ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iv) with PEA 584 on February 25, 2026.

		(v)	ETF Series Solutions
		(A)	Fund of Funds Investment Agreement with respect to the Acquirers Small and Micro Deep Value ETF (DEEP), previously filed as Exhibit (h)(6)(iv)(A) with PEA 529 on September 10, 2025.
		(B)	Fund of Funds Investment Agreement with respect to the Distillate U.S. Fundamental Stability & Value ETF (DSTL), previously filed as Exhibit (h)(6)(iv)(B) with PEA 529 on September 10, 2025.

		(vi)	GraniteShares ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(v) with PEA 529 on September 10, 2025.

		(vii)	iShares, Inc. - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 567 on December 19, 2025.
		(A)	Amended Appendix A, previously filed as Exhibit (h)(6)(vi)(A) with PEA 570 on January 9, 2026.

		(viii)	PFS Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vii) with PEA 567 on December 19, 2025.

		(ix)	Putnam ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(viii) with PEA 570 on January 9, 2026.

		(x)	Tidal Trust I - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 529 on September 10, 2025.

		(xi)	Tidal Trust II - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vii) with PEA 529 on September 10, 2025.

		(xii)	Trailmark Series Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(viii) with PEA 529 on September 10, 2025.

		(xiii)	WisdomTree Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ix) with PEA 529 on September 10, 2025.
		(A)	Second Amended Appendix A, previously filed as Exhibit (h)(6)(xiii)(A) with PEA 584 on February 25, 2026.

		(xiv)	360 Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(x) with PEA 529 on September 10, 2025.

	(7)	Loan Agreement
		(i)	Loan Agreement between EA Series Trust and U.S. Bank National Association, previously filed as Exhibit (h)(26) with PEA 328 on February 9, 2024.
		(A)	First Amendment, previously filed as Exhibit (h)(22)(a) with PEA 406 on November 26, 2024.

(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.

(j)	Consent of Independent Registered Public Accounting Firm – Filed Herewith.

(k)	Omitted Financial Statements — Not applicable.

(l)	Initial Capital Agreement, previously filed as Exhibit (l) with PEA 2 on January 28, 2016.

(m)	Rule 12b-1 Plan.

(1)
Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit (m)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014, is hereby incorporated by reference.

(i) Amended Schedule I to the Distribution Plan - previously filed as Exhibit (m)(1)(i) with PEA 589 on March 6, 2026.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved.

(p)	Code of Ethics.
(1)
EA Series Trust - Code of Ethics, previously filed as Exhibit (p)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

	(2)	Empowered Funds, LLC - Code of Ethics, previously filed as Exhibit (p)(2) with PEA 397 on November 14, 2024.

	(3)	Alpha Architect, LLC - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 364 on August 16, 2024.

	(4)	Alpha Blue Capital Management LP - Code of Ethics, previously filed as Exhibit (p)(32) with PEA 318 on December 12, 2023.

	(5)	ALPS Distributors, Inc. - Code of Ethics, previously filed as Exhibit (p)(42) with PEA 382 on October 1, 2024.

	(6)	Altrius Capital Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(22) with PEA 174 on September 26, 2022.

	(7)	Amplius ETF Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(49) with PEA 473 on April 25, 2025.

	(8)	Angel Oak Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(27) with PEA 257 on August 4, 2023.

	(9)	AOT Invest, LLC - Code of Ethics, previously filed as Exhibit (p)(18) with PEA 134 on June 22, 2022.

	(10)	Argent Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(17) with PEA 153 on August 15, 2022.

	(11)	Arin Risk Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(21) with PEA 191 on November 10, 2022.

	(12)	ARS Investment Partners, LLC - Code of Ethics, previously filed as Exhibit (p)(55) with PEA 493 on May 30, 2025.

	(13)	Avory & Co. — Code of Ethics, previously filed as Exhibit (p)(13) with PEA 567 on December 19, 2025.

(14)	Avos Capital Management, LLC — Code of Ethics, previously filed as Exhibit (p)(15) with PEA 579 on January 28, 2026.

(15)	Bastion Fiduciary, LLC - Code of Ethics, previously filed as Exhibit (p)(45) with PEA 443 on February 18, 2025.

(16)	Beacon Capital Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(15) PEA 540 on September 26, 2025.

(17)	Bridges Capital, LLC – Code of Ethics, previously filed as Exhibit (p)(25) with PEA 228 on April 6, 2023.

(18)	Bridgeway Capital Management, LLC - Code of Ethics, previously filed as Exhibit (p)(19) with PEA 151 on August 11, 2022.

(19)	Burke Wealth Management LLC - Code of Ethics - to be filed by amendment.

(20)	The Burney Company - Code of Ethics, previously filed as Exhibit (p)(23) with PEA 180 on October 7, 2022.

(21)	Cambria Investment Management, L.P. - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 382 on October 1, 2024.

(22)	Castellan Group, LLC - Code of Ethics, previously filed as Exhibit (p)(58) with PEA 501 on June 9, 2025.

(23)	City Different Investments – Code of Ethics, previously filed as Exhibit (p)(22) with PEA 529 on September 10, 2025.

(24)	Cloverpoint, LLC - Code of Ethics, previously filed as Exhibit (p)(56) with PEA 505 on June 13, 2025.

(25)	Coastal Equity Management, LLC - Code of Ethics, previously filed as Exhibit (p)(37) with PEA 398 on November 19, 2024.

(26)	Concourse Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(54) with PEA 499 on June 6, 2025.

(27)	Consilium Investment Management, LLC - Code of Ethics, previously filed as Exhibit (p)(28) with PEA 589 on March 6, 2026.

(28)	Dakota Wealth, LLC - Code of Ethics, previously filed as Exhibit (p)(57) with PEA 508 on June 20, 2025.

(29)	Dividend Assets Capital, LLC — Code of Ethics, previously filed as Exhibit (p)(27) with PEA 561 on December 1, 2025

(30)	Draco Evolution Corp. - Code of Ethics, previously filed as Exhibit (p)(34) with PEA 353 on June 26, 2024.

(31)	Euclidean Technologies Management, LLC - Code of Ethics, previously filed as Exhibit (p)(24) with PEA 228 on April 6, 2023.

(32)	Freedom Day Solutions, LLC - Code of Ethics, previously filed as Exhibit (p)(5) with PEA 67 on May 3, 2021.

(33)	Gadsden, LLC - Code of Ethics, previously filed as Exhibit (p)(4) with PEA 31 on August 12, 2020.

(34)	GuruFocus Investments, LLC - Code of Ethics, previously filed as Exhibit (p)(11) with PEA 99 on December 14, 2021.

(35)	Honeytree Investment Management Ltd. - Code of Ethics, previously filed as Exhibit (p)(31) with PEA 300 on November 1, 2023.

(36)	Humilis Investment Strategies, LLC - Code of Ethics - To be filed by amendment.

(37)	Intelligent Alpha, LLC - Code of Ethics, previously filed as Exhibit (p)(8) with PEA 373 on September 10, 2024.

(38)	JLens - Code of Ethics, previously filed as Exhibit (p)(34) with PEA 405 on November 25, 2024.

(39)	Keating Investment Counselors, Inc. - Code of Ethics, previously filed as Exhibit (p)(33) with PEA 328 on February 9, 2024.

(40)	Madison Avenue Financial Solutions, LLC - Code of Ethics, previously filed as Exhibit (p)(25) with PEA 300 on November 1, 2023.

(41)	Manzil Inc. - Code of Ethics, previously filed as Exhibit (p)(38) with PEA 563 on December 4, 2025.

(42)	MarketDesk Indices, LLC - Code of Ethics, previously filed as Exhibit (p)(23) with PEA 273 on September 15, 2023.

(43)	Matrix Asset Advisors, Inc. - Code of Ethics, previously filed as Exhibit (p)(41) with PEA 419 on December 23, 2024.

(44)	McCarthy & Cox Retirement & Estate Specialists, LLC - Code of Ethics, previously filed as Exhibit (p)(48) with PEA 444 on February 21, 2025.

(45)	Militia Investments, LLC - Code of Ethics, previously filed as Exhibit (p)(45) with PEA 418 on December 23, 2024.

(46)	MKAM ETF LLC – Code of Ethics, previously filed as Exhibit (p)(26) with PEA 229 on April 6, 2023.

(47)	Moonvest LLC - Code of Ethics, previously filed as Exhibit (p)(47) with PEA 591 on March 13, 2026.

(48)	Morgan Dempsey Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(27) with PEA 231 on April 19, 2023.

(49)	MRBL Management, LLC - Code of Ethics, previously filed as Exhibit (p)(40) with PEA 425 on January 15, 2025.

(50)	NextGen EMP, Inc. - Code of Ethics, previously filed as Exhibit (p)(43) with PEA 409 on December 6, 2024.

(51)	Ogard Capital Market Research, LLC dba BufferLABS – Code of Ethics, previously filed as Exhibit (p)(47) with PEA 534 on September 22, 2025.

(52)	Optimal Tax Asset Management, Inc. - Code of Ethics - To be filed by amendment.

(53)	Orcam Financial Group, LLC - Code of Ethics, previously filed as Exhibit (p)(10) with PEA 86 on September 15, 2021.

(54)	Rainwater Equity, LLC - Code of Ethics, previously filed as Exhibit (p)(52) with PEA 483 on May 9, 2025.

(55)	Raub Brock Capital Management, LP - Code of Ethics - To be filed by amendment.

(56)	Relative Sentiment Technologies, LLC - Code of Ethics, previously filed as Exhibit (p)(15) with PEA 120 on May 13, 2022.

(57)	Research Affiliates, LLC - Code of Ethics, previously filed as Exhibit (p)(61) with PEA 507 on June 18, 2025.

(58)	Ritholtz Wealth Management - Code of Ethics - To be filed by amendment.

(59)	The Rock Creek Group, LP - Code of Ethics, previously filed as Exhibit (p)(47) with PEA 441 on February 14, 2025.

(60)	Sapient Capital, LLC - Code of Ethics, previously filed as Exhibit (p)(55) with PEA 570 on January 9, 2026.

(61)	Sarmaya Partners, LLC - Code of Ethics, previously filed as Exhibit (p)(39) with PEA 433 on January 24, 2025.

(62)	Sequoia Financial Group, LLC - Code of Ethics, previously filed as Exhibit (p)(58) with PEA 461 on March 27, 2025.

(63)	Sepio Capital L.P. - Code of Ethics, previously filed as Exhibit (p)(21) with PEA 254 on July 21, 2023.

(64)	Significance Capital Management LLC - Code of Ethics - to be filed by amendment.

(65)	Smart Money Group, LLC - Code of Ethics, previously filed as Exhibit (p)(46) with PEA 439 on February 7, 2025.

(66)	Sparkline Capital LP - Code of Ethics, previously filed as Exhibit (p)(7) with PEA 67 on June 23, 2021.

(67)	Stance Capital, LLC - Code of Ethics, previously filed as Exhibit (p)(35) with PEA 357 on September 13, 2024.

(68)	Stock Snips, Inc. - Code of Ethics, previously filed as Exhibit (p)(26) with PEA 342 on April 8, 2024.

(69)	Strive Asset Management, LLC - Code of Ethics, previously filed as Exhibit (p)(20) with PEA 146 on August 4, 2022.

(70)	Suncoast Equity Management, LLC - Code of Ethics, previously filed as Exhibit (p)(53) with PEA 482 on May 7, 2025.

(71)	Towle & Co. - Code of Ethics, previously filed as Exhibit (p)(60) with PEA 513 on July 11, 2025.

	(72)	Variant Perception, LLC - Code of Ethics - previously filed as Exhibit (p)(64) with PEA 566.

	(73)	Warren Street Wealth Advisors – Code of Ethics, previously filed as Exhibit (p)(63) with PEA 537 on September 24, 2025.

	(74)	White Wolf Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(23) with PEA 278 on October 3, 2023.

(q)	Other
	(1)	Power of Attorney, previously filed as Exhibit (q)(1) with PEA 493 on May 30, 2025.
Item 29. Persons Controlled By or Under Common Control with the Registrant:
None.
Item 30. Indemnification:
Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser:
This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Alpha Architect, LLC	801-71697
Alpha Blue Capital Management, LP	801-128858
Altrius Capital Management, Inc.	801-63153
Amplius ETF Advisors, LLC	801-132157
Angel Oak Capital Advisors, LLC	801-70670
AOT Invest LLC	801-124742
Argent Capital Management LLC	801-55903
Arin Risk Advisors, LLC	801-70598
ARS Investment Partners, LLC	801-7566
Astoria Portfolio Advisors, LLC	801-119078
Avory & Co.	801-114763
Avos Capital Management, LLC	801-121167
Bastion Fiduciary, LLC	801-131510
Beacon Capital Management, Inc.	801-61249
Bridges Capital, LLC	801-127316
Bridgeway Capital Management, LLC	801-44394
Burke Wealth Management LLC	[ ]
The Burney Company	801-10232
Cambria Investment Management, L.P.	801-71786
Castellan Group, LLC	801-119581
City Different Investments	801-120293
Cloverpoint, LLC	801-132860
Coastal Equity Management, LLC	801-131249
Concourse Capital Advisors, LLC	801-132824
Consilium Investment Management, LLC	801-63245
Dakota Wealth, LLC, dba Dakota Wealth Management	801-114097
Dividend Assets Capital, LLC	801-62643
Draco Evolution Corp.	801-129504
Empowered Funds, LLC	801-79835
Euclidean Technologies Management, LLC	801-72806
Freedom Day Solutions, LLC	801-66190
Gadsden, LLC	801-112416
GuruFocus Investments, LLC	801-122727
Honeytree Investment Management Ltd.	801-120880
Humilis Investment Strategies, LLC	801-134344
Intelligent Alpha	801-130980
JLens	801-131261
Keating Investment Counselors, Inc.	801-19820
Madison Avenue Financial Solutions, LLC	801-118936

Investment Adviser	SEC File No.
Manzil Inc.	801-118747
MarketDesk Indices LLC	801-128530
Matrix Asset Advisors, Inc.	801-36872
McCarthy & Cox Retirement & Estate Specialists, LLC	801-128995
Militia Investments, LLC	801-131204
MKAM ETF LLC	801-127208
Moonvest LLC	801-135318
Morgan Dempsey Capital Management, LLC	801-48064
MRBL Management, LLC	801-131498
NextGen EMP, Inc.	801-131531
Optimal Tax Asset Management, Inc.	801-135549
Orcam Financial Group, LLC d/b/a Discipline Funds	801-121561
Rainwater Equity, LLC	801-132135
Raub Brock Capital Management, LP	801-71732
Relative Sentiment Technologies, LLC	801-123211
Research Affiliates, LLC	801-61153
Ritholtz Wealth Management	801-78479
The Rock Creek Group LP	801-61844
Sapient Capital, LLC	801-127298
Sarmaya Partners, LLC	801-131861
Sepio Capital L.P.	801-108889
Sequoia Financial Group, LLC	801-61089
Significance Capital Management LLC	[ ]
Smart Money Group, LLC	801-107979
Sparkline Capital LP	801-121161
Stance Capital, LLC	801-120103
Stock Snips, Inc.	801-129682
Strive Asset Management, LLC	801-125907
Suncoast Equity Management, LLC	801-62262
Ogard Capital Market Research, LLC dba BufferLABS	801-134261
Towle & Co.	801-16622
Variant Perception, LLC	801-134755
Warren Street Wealth Advisors	801-117597
White Wolf Capital Advisors, LLC	801-120718
Item 32. PINE Distributors LLC
(a) PINE Distributors LLC acts as the distributor for the Registrant and the following investment companies*:
•Crossmark ETF Trust
•Hamilton Lane Private Secondary Fund
•Hamilton Lane Venture Capital and Growth Fund
•Keystone Private Income Fund
•Listed Funds Trust
•Manager Directed Portfolios Trust
•Series Portfolios Trust
•THOR Financial Technologies Trust
•Truth Social Funds Listed Funds Trust

*    Information provided as of December 1, 2025.

(b) To the best of Registrant’s knowledge, as of December 1, 2025, the directors and executive officers of PINE Distributors LLC, are as follows:

Name*	Position with Underwriter	Position with Registrant
Mark Fairbanks	President	N/A

Alexander Woodcock	Senior Vice President, Principal Financial Officer	N/A

Susan Moscaritolo	Vice President, Chief Compliance Officer	N/A

Daryn Levesque	Vice President, Chief Operating Officer	N/A
*    The principal business address for each of the above directors and executive officers is 501 S. Cherry St., Suite 610, Denver, CO 80246.

(c)	Not applicable.
Item 33. Location of Accounts and Records:
Information regarding the books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are provided in the Registrant’s most recent report on Form N-CEN.
Item 34. Management Services:
None.
Item 35. Undertakings:
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the Village of Oak Park, State of Illinois, on March 26, 2026.

EA SERIES TRUST

By: /s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on March 26, 2026.

Signature	Title

*Wesley R. Gray	Trustee and President (principal executive officer)
Wesley R. Gray

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Attorney-in-Fact
* (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 493 to the Registrant’s registration statement on May 30, 2025.)

 EXHIBIT INDEX

Exhibit No.	Description
(j)	Consent of Independent Registered Public Accounting Firm